               As filed with the Securities and Exchange Commission on 11/7/2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



                   Investment Company Act file number 811-8243



                                  POTOMAC FUNDS
                                  -------------
               (Exact name of registrant as specified in charter)



                           500 FIFTH AVENUE SUITE 415
                           --------------------------
                               NEW YORK, NY 10110
                               ------------------
               (Address of principal executive offices) (Zip code)



                                DANIEL D. O'NEILL
                                -----------------
                           500 FIFTH AVENUE SUITE 415
                           --------------------------
                               NEW YORK, NY 10110
                               ------------------
                     (Name and address of agent for service)



      Registrant's telephone number, including area code: 1 (212) 997-5198



Date of fiscal year end: 8/31/03
                         -------


Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORT TO STOCKHOLDERS.


                                                                October 24, 2003

Dear Shareholders,

The fiscal year from September 1, 2002 through August 31, 2003 was, for the markets, a story in several dissimilar parts. The markets began the fiscal year poorly, with the S&P 500 declining 15.2% from August 31, 2002 through October 9, 2002. For the same period, the Dow lost 15.9%, the Nasdaq 100 declined 14.3% and the Russell 2000 lost 16.3%. In general, market sentiment was poor, with continued skepticism about corporate earnings and macro economic growth. The market seemed stuck in the negativity that had settled over it since March of 2000.

In the second week of October, the markets began a strong six-week move to the upside, with the S&P 500 gaining 19.8% from October 9 through November 22 while the Dow gained 20.8%, the Nasdaq 100 gained 38.2% and the Russell 2000 gained 22.3%. Unfortunately, the rally stalled in the late fall as the looming hostilities in Iraq and the pressure on oil prices combined to make investors nervous. Oil moved from $26 in early November to $38 a barrel in early March, causing the stock market to move in the opposite direction. From late November through early March each of the four major indices lost between 10% and 12% leaving each of the S&P 500, the Dow and the Russell down more than 10% for the fiscal year-to-date. The Nasdaq 100, however, remained in positive territory, up approximately 5% at that point.

The commencement of the war was a watershed for the market, which responded positively simply to the beginning of the action. The overwhelming success of the initial campaign cheered investors further, helped by the fact that oil prices declined in light of the limited damage to Iraqi oil wells. With interest rates at historic lows, bonds seemed to offer little upside and considerable risk. The Fed's decision to lower rates at its June meeting and the language which accompanied that decision led investors to conclude that rates would remain low for the foreseeable future. Further, although the recovery did not create as many jobs as hoped, corporate results were consistently better than anticipated and the macroeconomic appeared to improve. From early March through the end of August, the markets marched upwards; the S&P 500 and the Dow each gained approximately 21% while the Nasdaq 100 climbed 35.9% and the Russell 2000 advanced an astonishing 40.4% in less than six months. Thus, after two substantial retreats and two strong advances, the indices finished the fiscal year with considerable gains: the S&P gained 10% (and 12% on a total return basis); the Dow, 8.7% (and 11.3% on a total return basis); the Russell, 27.2% (and 29.1% on a total return basis), and the Nasdaq, a whopping 42.3%.

Although the economy gained momentum during the second and third quarters, most of the long-term picture remains cloudy. Bulls focus on increased corporate earnings, accelerated economic growth and believe that the declining value of the U.S. dollar will help U.S. companies become more competitive. Bears focus on the ballooning Federal deficit, enormous current account deficit and potential real estate bubble as factors that argue against sustained economic growth.

As should be expected in a rising market, the Plus Funds provided positive returns for the fiscal year while the Short Funds declined. Each of the Potomac Funds (other than the Warwick Fund) seeks either leveraged or inverse daily investment returns, meaning that a Fund's performance for a year is the compounded result of the performance of a series of daily performances. The volatility within the period led to lower model returns for both leveraged long funds and short funds than would be expected by simply multiplying the return of the relevant index for the period by the beta of the relevant fund. We encourage you to examine the performance of each of the Potomac Funds, which is illustrated by the graphs on the following pages and discussed in the text that accompanies such graphs.

The economic picture appears brighter than it has in quite some time and we hope that the market's recent performance reflects the beginning of a long-term trend. As always, we thank you for using our Funds and we look forward to our continued mutual success.

Best regards,

/s/ Daniel O'Neill
Daniel O'Neill
The Potomac Funds

                                 U.S. PLUS FUND

                                 INVESTOR CLASS
[U.S. PLUS FUND]

                                                                       U.S. PLUS FUND                   S&P 500 INDEX (1)
                                                                       --------------                   -----------------
                                                                         10000.00                            10000.00
8/31/98                                                                   9777.32                            10017.50
8/31/99                                                                  14702.70                            13817.50
8/31/00                                                                  17166.60                            15681.80
8/31/01                                                                  10542.30                            11862.40
8/31/02                                                                   7452.34                             9586.23
8/31/03                                                                   8310.67                            10548.30

                        AVERAGE ANNUAL TOTAL RETURN(2,3)
                       ----------------------------------
                                                 SINCE
                       1 YEAR      5 YEARS     INCEPTION
                       -------    ---------    ----------
U.S. PLUS FUND         11.52%      (3.20%)       (3.11%)
S&P 500 INDEX(1)       10.04%       1.04%         0.91%

The Potomac U.S. Plus Fund (the "Fund") seeks daily investment returns that correspond to 150% of the daily price change in the S&P 500 Index ("SPX"). To achieve this goal, the Fund invests primarily in Standard & Poor's Depositary Receipts ("SPDRs"), S&P 500 index swap contracts and S&P 500 futures contracts. The SPX began the fiscal year at 916.07 but quickly fell on the expectation of 3rd quarter corporate profit shortfalls. After hitting a low of 776.76 on October 9th, the SPX began to rebound as investors realized that expectations had fallen too far. The index traded in a range of 875 to 940 until mid-January, when the prospect for war in Iraq began to weigh on the markets and the SPX slid to 800 by March. However, the quick initial successes in Iraq, better-than-expected corporate profits and a somewhat improving macroeconomic picture pushed the SPX to a high of 1,011.66 on June 17th. From that point through August 31, the index traded between 965 and 1,010, ending the fiscal year at 1,008.01. For the fiscal year, the SPX's price appreciated 10.04% while the Fund appreciated 11.52%. A model 1.5 beta SPX fund, meaning a fund that magnified the return of the SPX fifty percent each day during the fiscal year without allowance for management, administrative or trading costs, would have gained 13.28%, meaning the Fund captured 87% of its theoretical return, trailing the frictionless model by 1.76%, consistent with the Fund's expense ratio and the costs associated with trading the Fund's portfolio.

(1) The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                U.S./SHORT FUND

                                 INVESTOR CLASS
[U.S./SHORT FUND]

                                                                      U.S./SHORT FUND                   S&P 500 INDEX (1)
                                                                      ---------------                   -----------------
                                                                         10000.00                            10000.00
8/31/98                                                                   9460.00                            10321.00
8/31/99                                                                   6927.15                            14236.10
8/31/00                                                                   5907.92                            16363.00
8/31/01                                                                   7827.65                            12221.80
8/31/02                                                                   8941.78                             9876.66
8/31/03                                                                   7499.15                            10867.90

                       AVERAGE ANNUAL TOTAL RETURN(2,3)
                       --------------------------------
                                                SINCE
                       1 YEAR     5 YEARS     INCEPTION
                       -------    --------    ---------
U.S./SHORT FUND        (16.13%)    (4.54%)     (4.83%)
S&P 500 INDEX(1)        10.04%      1.04%       1.44%

The Potomac U.S./Short Fund (the "Fund") is designed to provide, on a daily basis, investment returns that correlate inversely to the daily price performance of the S&P 500 Index ("SPX"). The Fund acquires short positions in equity swap contracts, Standard & Poor's Depositary Receipts and in SPX futures contracts. For the fiscal year, the SPX's price gained 10.04% while the Fund lost (16.13%). A model -1 beta SPX fund, meaning a fund that provided a return inverse to that of the SPX each day during the fiscal year without allowance for management, administrative or trading costs, would have declined (13.58%), meaning the Fund trailed its model by 2.55%, an amount consistent with the Fund's expense ratio and the costs associated with trading the Fund's portfolio.

(1) The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                 OTC PLUS FUND

                                 INVESTOR CLASS
[OTC PLUS FUND]

                                                                       OTC PLUS FUND                   NASDAQ 100 INDEX (1)
                                                                       -------------                   --------------------
                                                                          10000.00                           10000.00
8/31/98                                                                   10410.00                           10478.70
8/31/99                                                                   24690.20                           22025.00
8/31/00                                                                   44328.20                           37469.20
8/31/01                                                                   11591.80                           13505.20
8/31/02                                                                    6368.47                            8659.59
8/31/03                                                                    9482.39                           12324.40

                        AVERAGE ANNUAL TOTAL RETURN(2,3)
                       ----------------------------------
                                                  SINCE
                       1 YEAR      5 YEARS      INCEPTION
                       ------      -------      ---------
OTC PLUS FUND          48.90%      (1.85%)       (0.90%)
NASDAQ 100 INDEX(1)    42.32%       3.30%         3.63%

The Potomac OTC Plus Fund (the "Fund") seeks daily investment returns that correspond to 125% of the daily price change of the Nasdaq 100 Index ("NDX"). The principal securities in the Fund's portfolio include long positions in the 100 stocks that comprise the NDX and NDX futures contracts. The NDX started the fiscal year at 942.38 but quickly fell as earnings expectations dampened, hitting a low of 804.64 on October 7th. The broader market and the NDX rallied strongly as sentiment changed and company results improved. By November, the NDX had reached 1,125 but then began to decline through March, when the NDX fell to
955. As the war in Iraq began, the index began to appreciate and continued to do so as earnings and, in some cases, revenues were better than expected. The NDX ended the fiscal year at its high of 1,341.20, gaining 42.32% and pushing the Fund to a gain of 48.90%. A model 1.25 beta NDX fund, meaning a fund that magnified the return of the NDX twenty-five percent each day during the fiscal year without allowance for management, administrative or trading costs, would have gained 52.92%. The Fund provided an outstanding absolute return and captured 92% of its theoretical return. The Fund's performance trailed that of the model due to the Fund's expense ratio, the costs associated with trading the Fund's portfolio and significant asset flows.

(1) The performance of the Nasdaq 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                 OTC/SHORT FUND

                                 INVESTOR CLASS
[OTC/SHORT FUND]

                                                                       OTC/SHORT FUND                  NASDAQ 100 INDEX (1)
                                                                       --------------                  --------------------
                                                                         10000.00                            10000.00
8/31/98                                                                   8380.00                            10372.60
8/31/99                                                                   3415.17                            21802.00
8/31/00                                                                   1674.68                            37069.90
8/31/01                                                                   3180.45                            13368.40
8/31/02                                                                   4063.51                             8571.92
8/31/03                                                                   2509.57                            12199.60

                        AVERAGE ANNUAL TOTAL RETURN(2,3)
                       ----------------------------------
                                                 SINCE
                        1 YEAR     5 YEARS     INCEPTION
                       --------    --------    ----------
OTC/SHORT FUND         (38.24%)    (21.43%)     (20.96%)
NASDAQ 100 INDEX(1)     42.32%       3.30%        3.44%

The Potomac OTC/Short Fund (the "Fund") is designed to provide daily investment returns that correlate inversely to the performance of the Nasdaq 100 Index ("NDX"). The Fund primarily shorts the stocks that comprise the NDX and, from time to time, takes short positions in Nasdaq 100 futures contracts. During the fiscal year, the NDX rose 42.32% while the Fund depreciated (38.24%). A model -1 beta NDX fund, meaning a fund that provided a return inverse to that of the NDX each day during the fiscal year without allowance for management, administrative or trading costs, would have declined (36.81%), meaning the Fund declined 1.43% more than the frictionless model. The Fund's performance was good in light of the Fund's expense ratio and the costs of positioning the portfolio each day.

(1) The performance of the Nasdaq 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                              SMALL CAP PLUS FUND

                                 INVESTOR CLASS
[SMALL CAP PLUS FUND]

                                                                    SMALL CAP PLUS FUND               RUSSELL 2000 INDEX (1)
                                                                    -------------------               ----------------------
                                                                          10000.00                           10000.00
8/31/99                                                                   11100.00                           10754.40
8/31/00                                                                   12710.00                           13520.90
8/31/01                                                                   10628.70                           11778.20
8/31/02                                                                    8371.67                            9827.56
8/31/03                                                                   10643.00                           12503.60

                                              AVERAGE ANNUAL
                                             TOTAL RETURN(2)
                                            ------------------
                                                       SINCE
                                            1 YEAR   INCEPTION
                                            ------   ---------
SMALL CAP PLUS FUND                         27.13%     1.39%
RUSSELL 2000 INDEX(1)                       27.23%     5.06%

The Potomac Small Cap Plus Fund (the "Fund") is designed to provide daily investment returns that correspond to 125% of the daily price change of the Russell 2000 Index ("RTY"). To achieve this goal, the Fund invests primarily in RTY index swap contracts and RTY futures contracts. The RTY began the fiscal year at 390.96 but quickly fell on the expectation of 3rd quarter corporate profit shortfalls. After hitting a low of 327.04 on October 9th, the RTY rallied 25% over the next 7 weeks to 410.24 as shareholders realized that their expectations had fallen too far. The index traded between here and 380.00 until late January, when the prospect for war in Iraq negatively impacted the markets, causing the RTY to slide to 345.00 by March. As the war in Iraq began, the index started to appreciate and with many companies reporting earnings that beat estimates, and signs of macroeconomic improvement, the RTY climbed to end the fiscal year at 497.42. For the fiscal year, the RTY appreciated 27.23% while the Fund appreciated 27.13%. A model 1.25 beta RTY fund, meaning a fund that magnified the return of the RTY twenty-five percent each day during the fiscal year without allowance for management, administrative or trading costs, would have gained 34.10%. The RTY is the least liquid of the indexes targeted by the Potomac Funds. The disparity between the Fund's actual return and that of the model reflects, in addition to the Fund's expense ratio, the high trading costs associated with the RTY, which are compounded by the Fund's frequent portfolio turnover.

(1) The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) As of August 31, 2003.
(3) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                              SMALL CAP/SHORT FUND

                                 INVESTOR CLASS
[SMALL CAP/SHORT FUND]

                                                                    SMALL CAP/SHORT FUND              RUSSELL 2000 INDEX (1)
                                                                    --------------------              ----------------------
                                                                          10000.00                           10000.00
8/31/00                                                                    8674.00                           11305.20
8/31/01                                                                   10127.10                            9848.04
8/31/02                                                                   11318.80                            8217.07
8/31/03                                                                    8151.14                           10454.60

                           AVERAGE ANNUAL
                          TOTAL RETURN(2,3)
                        ---------------------
                                     SINCE
                        1 YEAR     INCEPTION
                        -------    ----------
SMALL CAP/SHORT FUND    (27.99%)     (5.38%)
RUSSELL 2000 INDEX(1)    27.23%       1.21%

The Potomac Small Cap/Short Fund (the "Fund") is designed to provide daily investment returns that correlate inversely to the performance of the Russell 2000 Index ("RTY"). To achieve this goal, the Fund primarily invests in short Russell 2000 equity swap contracts and RTY futures contracts. During the fiscal year, the RTY rose 27.23% while the Fund declined (27.99%). A model -1 beta RTY fund, meaning a fund that provided a return inverse to that of the RTY each day during the fiscal year without allowance for management, administrative or trading costs, would have declined (25.14%), meaning the Fund trailed its model by 2.85%. The RTY is the least liquid of the indexes targeted by the Potomac Funds. In light of the Fund's expense ratio, the costs associated with trading the RTY and the Fund's high portfolio turnover, the Fund's performance was satisfactory.

(1) The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                DOW 30 PLUS FUND

                                 INVESTOR CLASS
[DOW 30 PLUS FUND]

                                                                      DOW 30 PLUS FUND           DJ INDUSTRIAL AVERAGE INDEX (1)
                                                                      ----------------           -------------------------------
                                                                         10000.00                            10000.00
8/31/00                                                                   9320.00                            10159.50
8/31/01                                                                   7760.00                             9013.22
8/31/02                                                                   6405.65                             7848.04
8/31/03                                                                   7002.73                             8529.55

                                   AVERAGE ANNUAL
                                  TOTAL RETURN(2,3)
                                ---------------------
                                             SINCE
                                1 YEAR     INCEPTION
                                ------    -----------
DOW 30 PLUS FUND                9.32%       (9.07%)
DJ INDUSTRIAL AVERAGE INDEX(1)  8.68%       (4.15%)

The Potomac Dow 30 Plus Fund (the "Fund") seeks daily investment returns that correspond to 125% of the daily price change of the Dow Jones Industrial Average Index ("Dow"). The principal securities in the Fund's portfolio include long positions in the 30 stocks that comprise the Dow index and Dow futures contracts. The Dow started the fiscal year at 8,663.50 and quickly fell as earnings expectations dampened, hitting a low of 7,286.27 on October 9th. The broader market and the Dow rallied strongly as company results improved. By late November, the Dow climbed past 8,930. It traded between here and 8,320 until late January, when the prospect for war in Iraq began to weigh on the markets. The Dow slid to 7,500 by March, but as the war in Iraq began, the index rebounded and steadily climbed to its high of 9,428.90 on August 19th. The Dow ended the fiscal year at 9,415.82. For the fiscal year, the Dow gained 8.68% while the Fund gained 9.32%. A model 1.25 beta Dow fund, meaning a fund that magnified the return of the Dow twenty-five percent each day during the fiscal year without allowance for management, administrative or trading costs, would have gained 10.10%, meaning the Fund trailed its model by 0.78%. In light of the Fund's expense ratio and the costs of positioning the portfolio each day, the Fund's performance was quite good.

(1) The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                               DOW 30/SHORT FUND

                                 INVESTOR CLASS
[DOW 30/SHORT FUND]

                                                                     DOW 30/SHORT FUND           DJ INDUSTRIAL AVERAGE INDEX (1)
                                                                     -----------------           -------------------------------
                                                                          10000.00                           10000.00
8/31/03                                                                    8978.00                           10849.90

                                   AVERAGE ANNUAL
                                  TOTAL RETURN(2,3)
                                  -----------------
                                        SINCE
                                      INCEPTION
                                  -----------------
DOW 30/SHORT FUND                      (10.22%)
DJ INDUSTRIAL AVERAGE INDEX(1)           8.50%

The Potomac Dow 30/Short Fund (the "Fund") is designed to provide daily investment returns that correlate inversely to the performance of the Dow Jones Industrial Average ("Dow"). The Fund acquires short positions in index equity swap contracts and Dow index futures contracts. Since its inception in November of 2002, the Fund depreciated (10.22%), while the Dow rose 8.50%. A model -1 beta Dow fund, meaning a fund that provided a return inverse to that of the Dow each day during the fiscal year without allowance for management, administrative or trading costs, would have declined (12.20%), meaning the Fund beat its model by 1.98%.

(1) The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(3) As of August 31, 2003.
(4) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                  WARWICK FUND

                                 INVESTOR CLASS
[WARWICK FUND]

                                                                        WARWICK FUND                    S&P 500 INDEX (1)
                                                                        ------------                    -----------------
                                                                          10000.00                           10000.00
8/31/03                                                                    9320.00                           11188.20

                                  AVERAGE ANNUAL
                                  TOTAL RETURN(2)
                                  ---------------
                                       SINCE
                                     INCEPTION
                                  ---------------
WARWICK FUND                          (6.80%)
S&P 500 INDEX(1)                      11.88%

The Potomac Warwick Fund (the "Fund") is an actively managed fund which holds long equity positions when the Fund's manager believes that the market will rise in the near term and takes defensive positions by moving to cash at all other times. From its' inception through August 31, 2003, the Fund under performed the S&P 500 Index, which gained considerably. The Fund's manager was generally bearish for much of the period, concerned that the situation in Iraq would negatively impact the economy and the equities market. In addition, intra day volatility, which is defined as the percentage difference between the daily high and low in the index, declined significantly during the period. Since the Fund holds equity positions only for short periods of time, intra day volatility is an important component of the Fund's investment strategy and the decline in intra day volatility has negatively impacted those results.

(1) The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) As of August 31, 2003.
(3) Commencement of operations.

Past performance is not predictive of future performance. Graph and table do not reflect deduction of taxes on distributions or redemptions of fund shares.

                                 U.S. PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 92.1%*
   23,000     Standard & Poor's
                Depository Receipts
                Trust**                    $2,331,050
                                           ----------

              TOTAL COMMON STOCKS
                (Cost $2,031,960)           2,331,050
                                           ----------
---------------------------------------------------------
FACE AMOUNT                                   VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.6%*
 $800,000     U.S. Treasury Bill 0.85%,
                10/02/2003                 $  799,360
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $799,360)               799,360
                                           ----------

              TOTAL INVESTMENTS - 123.7%*
                (Cost $2,831,320)          $3,130,410
                                           ==========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    2        S&P 500 Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value $503,850)       $8,791
                                               ======

                                 U.S. PLUS FUND
                               SCHEDULE OF SWAPS
                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
  SWAPS PURCHASED
   821       S&P 500 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $827,509)                 $9,096
                                               ======

                     See notes to the financial statements.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.5%*
$9,600,000    U.S. Treasury Bill 0.85%,
                10/02/2003                 $9,592,319
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $9,592,319)           9,592,319
                                           ----------

              TOTAL INVESTMENTS - 82.5%*
                (Cost $9,592,319)          $9,592,319
                                           ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                AUGUST 31, 2003

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
84,000   Standard & Poor's Depository
           Receipts Trust                  $8,513,400
                                           ----------

         TOTAL SECURITIES SOLD SHORT
           (Proceeds $6,937,711)           $8,513,400
                                           ==========

                                U.S./SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2003

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  APPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    7       S&P 500 Index Futures
              Contracts Expiring
              September 2003
              (Underlying Face Amount at
              Market Value $1,763,475)       $   143
                                             =======

                                U.S./SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                                AUGUST 31, 2003

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
 SWAP CONTRACTS
  4,797     S&P 500 Index SWAP Contracts
              (Underlying Face Amount at
              Market Value $4,835,697)      $(115,081)
                                            =========

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
 COMMON STOCKS - 95.1%*
 97,193    Microsoft Corporation             $ 2,577,558
 60,183    Intel Corporation                   1,722,437
 65,958    Cisco Systems, Inc.**               1,263,096
 15,810    Amgen Inc.**                        1,041,879
 25,043    QUALCOMM Inc.                       1,033,775
 24,852    Dell Inc.**                           810,921
 24,969    Comcast Corporation - Class
             A**                                 742,828
 19,859    InterActiveCorp**                     734,982
 57,504    Oracle Corporation**                  734,901
 12,458    eBay Inc.**                           689,924
 33,619    Nextel Communications, Inc. -
             Class A**                           648,174
 11,967    Maxim Integrated Products,
             Inc.                                537,438
 22,546    Applied Materials, Inc.**             486,994
 11,004    Linear Technology Corporation         453,585
 10,445    Bed Bath & Beyond Inc.**              449,448
 14,283    Starbucks Corporation**               406,209
 11,184    VERITAS Software Corporation**        385,624
 11,774    Xilinx, Inc.**                        363,110
  6,066    KLA-Tencor Corporation**              360,078
  6,858    Chiron Corporation**                  348,524
  3,861    Electronic Arts Inc.**                346,525
  5,182    Gilead Sciences, Inc.**               345,639
  9,393    Paychex, Inc.                         338,148
  7,116    Genzyme Corporation (General
             Division)**                         335,519
 14,165    Altera Corporation**                  317,863
  6,841    Amazon.com, Inc.**                    317,696
  6,800    Intuit Inc.**                         308,176
 13,414    Apple Computer, Inc.**                303,559
  5,090    Teva Pharmaceutical Industries
             Ltd. - ADR                          298,844
  4,661    Apollo Group, Inc.**                  298,630
  3,427    PACCAR Inc.                           291,980
  9,138    Biomet, Inc.                          271,673
  7,627    Yahoo! Inc.**                         254,742
  7,095    MedImmune, Inc.**                     247,403
  6,361    Fiserv, Inc.**                        247,125
 13,530    PeopleSoft, Inc.**                    244,893
  6,613    EchoStar Communications
             Corporation - Class A**             244,020
  4,063    Symantec Corporation**                233,338
  5,977    Adobe Systems Incorporated            232,087
  5,380    Cintas Corporation                    214,823
  8,602    Staples, Inc.**                       211,867

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
  9,333    Network Appliance, Inc.**         $   209,153
  6,320    Costco Wholesale Corporation**        202,809
 14,866    Flextronics International
             Ltd.**                              200,542
  4,798    Biogen, Inc.**                        189,329
  4,019    Novellus Systems, Inc.**              160,599
  4,434    IDEC Pharmaceuticals
             Corporation**                       154,082
 15,083    Siebel Systems, Inc.**                152,037
  5,446    Broadcom Corporation - Class
             A**                                 148,785
 42,194    JDS Uniphase Corporation**            145,147
 36,955    Sun Microsystems, Inc.**              142,646
  9,797    BEA Systems, Inc.**                   132,749
 14,321    Sanmina-SCI Corporation**             128,603
  4,457    Microchip Technology
             Incorporated                        124,841
  2,516    QLogic Corporation**                  123,334
  1,796    Synopsys, Inc.**                      122,505
  8,570    Millennium Pharmaceuticals,
             Inc.**                              119,123
  1,833    Express Scripts, Inc.**               118,797
  2,291    CDW Corporation                       118,239
  2,893    Dollar Tree Stores, Inc.**            113,492
  6,534    Juniper Networks, Inc.**              112,516
  6,390    Check Point Software
             Technologies, Ltd.**                111,633
  5,166    Citrix Systems, Inc.**                106,368
  2,391    Mercury Interactive
             Corporation**                       104,941
  1,417    Pixar, Inc.**                         103,200
  2,698    Expeditors International of
             Washington, Inc.                    101,742
  1,997    Ross Stores, Inc.                     100,609
  6,329    Smurfit-Stone Container
             Corporation**                        99,872
  1,790    Sigma-Aldrich Corporation              98,003
 14,631    CIENA Corporation **                   95,102
  1,716    Patterson Dental Company**             93,333
  5,198    American Power Conversion
             Corporation                          93,148
  2,657    Lincare Holdings Inc.**                92,012
  5,921    VeriSign, Inc.**                       88,637
  3,677    PETsMART, Inc.                         87,954
  1,986    DENTSPLY International Inc.            86,888
  3,157    Monster Worldwide Inc.**               86,249
  5,139    Comverse Technology, Inc.**            84,742
  5,319    PanAmSat Corporation**                 84,093
  2,194    C.H. Robinson Worldwide, Inc.          83,306
  1,533    Whole Foods Market, Inc.               83,104
  4,537    NVIDIA Corporation**                   82,392

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2003

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
COMMON STOCKS - 95.1%* (CONTINUED)
  2,082    Gentex Corporation                $    78,096
  1,908    Fastenal Company                       77,140
  2,586    Molex Incorporated                     76,080
  2,162    Lamar Advertising Company**            72,232
  1,236    Invitrogen Corporation**               71,280
  2,605    First Health Group Corp.**             68,303
  1,598    Ryanair Holdings plc - ADR**           67,579
 26,404    ADC Telecommunications, Inc.**         67,066
  2,181    Patterson-UTI Energy**                 65,081
  1,081    Henry Schein, Inc.**                   62,503
  1,592    ICOS Corporation**                     61,992
  1,336    Cephalon, Inc.**                       59,252
  5,478    RF Micro Devices, Inc.**               48,316
  3,117    Telefonaktiebolaget LM
             Ericsson - SP ADR**                  48,251
  3,376    Human Genome Sciences, Inc.**          48,074
  6,182    Tellabs, Inc.**                        40,368
  6,845    Brocade Communications
             Systems, Inc.**                      38,606
  6,139    Compuware Corporation**                36,527
                                             -----------

           TOTAL COMMON STOCKS
             (Cost $18,108,467)               27,669,437
                                             ===========

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%*
 $675,000     U.S. Treasury Bill 0.85%,   $   674,460
                10/02/2003                -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $674,460)               674,460
                                          -----------

              TOTAL INVESTMENTS - 97.4%*
                (Cost $18,782,927)        $28,343,897
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS

                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   64        NASDAQ 100 Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value
               $8,588,800)                    $456,562
                                              ========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2003

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.1%*
$5,850,000     U.S. Treasury Bill 0.85%,
                 10/02/2003                 $5,845,319
                                            ----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $5,845,319)           5,845,319
                                            ----------

               TOTAL INVESTMENTS - 66.1%*
                 (Cost $5,845,319)          $5,845,319
                                            ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                AUGUST 31, 2003

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
33,363     Microsoft Corporation             $  884,787
20,659     Intel Corporation                    591,261
22,641     Cisco Systems, Inc.                  433,575
 5,427     Amgen Inc.                           357,639
 8,597     QUALCOMM Inc.                        354,884
 8,531     Dell Inc.                            278,367
 8,571     Comcast Corporation - Class A        254,987
19,739     Oracle Corporation                   252,264
 6,700     InterActiveCorp                      247,967
 4,276     eBay Inc.                            236,805
11,540     Nextel Communications, Inc. -
             Class A                            222,491
 4,108     Maxim Integrated Products, Inc.      184,490
 7,739     Applied Materials, Inc.              167,162
 3,777     Linear Technology Corporation        155,688
 3,585     Bed Bath & Beyond Inc.               154,263
 4,903     Starbucks Corporation                139,441
 3,839     VERITAS Software Corporation         132,369
 4,042     Xilinx, Inc.                         124,655
 2,082     KLA-Tencor Corporation               123,588
 2,354     Chiron Corporation                   119,630
 1,325     Electronic Arts Inc.                 118,919
 1,779     Gilead Sciences, Inc.                118,659
 3,224     Paychex, Inc.                        116,064
 2,443     Genzyme Corporation (General
             Division)                          115,187
 4,863     Altera Corporation                   109,126
 2,348     Amazon.com, Inc.                     109,041
 2,334     Intuit Inc.                          105,777
 4,604     Apple Computer, Inc.                 104,189
 1,747     Teva Pharmaceutical Industries
             Ltd. - ADR                         102,570
 1,600     Apollo Group, Inc.                   102,512
 1,177     PACCAR Inc.                          100,280
 3,137     Biomet, Inc.                          93,263
 2,618     Yahoo! Inc.                           87,441
 2,436     MedImmune, Inc.                       84,943
 2,183     Fiserv, Inc.                          84,810
 4,644     PeopleSoft, Inc.                      84,056
 2,270     EchoStar Communications
             Corporation - Class A               83,763
 1,395     Symantec Corporation                  80,115
 2,052     Adobe Systems Incorporated            79,679
 1,847     Cintas Corporation                    73,751
 2,953     Staples, Inc.                         72,732
 3,204     Network Appliance, Inc.               71,802

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 2,169     Costco Wholesale Corporation      $   69,603
 5,103     Flextronics International Ltd.        68,839
 1,647     Biogen, Inc.                          64,991
 1,380     Novellus Systems, Inc.                55,145
 1,522     IDEC Pharmaceuticals
             Corporation                         52,890
 5,178     Siebel Systems, Inc.                  52,194
 1,869     Broadcom Corporation - Class A        51,061
14,484     JDS Uniphase Corporation              49,825
12,685     Sun Microsystems, Inc.                48,964
 3,363     BEA Systems, Inc.                     45,569
 4,916     Sanmina-SCI Corporation               44,146
 1,530     Microchip Technology
             Incorporated                        42,855
   864     QLogic Corporation                    42,353
   617     Synopsys, Inc.                        42,086
 2,942     Millennium Pharmaceuticals,
             Inc.                                40,894
   629     Express Scripts, Inc.                 40,765
   786     CDW Corporation                       40,565
   993     Dollar Tree Stores, Inc.              38,955
 2,243     Juniper Networks, Inc.                38,624
 2,193     Check Point Software
             Technologies, Ltd.                  38,312
 1,773     Citrix Systems, Inc.                  36,506
   821     Mercury Interactive Corporation       36,034
   486     Pixar, Inc.                           35,395
   926     Expeditors International of
             Washington, Inc.                    34,919
   686     Ross Stores, Inc.                     34,561
 2,173     Smurfit-Stone Container
             Corporation                         34,290
   615     Sigma-Aldrich Corporation             33,671
 5,022     CIENA Corporation                     32,643
   589     Patterson Dental Company              32,036
 1,784     American Power Conversion
             Corporation                         31,969
   912     Lincare Holdings Inc.                 31,583
 2,033     VeriSign, Inc.                        30,434
 1,262     PETsMART, Inc.                        30,187
   682     DENTSPLY International Inc.           29,838
 1,084     Monster Worldwide Inc.                29,615
 1,764     Comverse Technology, Inc.             29,088
 1,826     PanAmSat Corporation                  28,869
   753     C.H. Robinson Worldwide, Inc.         28,591
   526     Whole Foods Market, Inc.              28,514
 1,557     NVIDIA Corporation                    28,275
   715     Gentex Corporation                    26,820
   655     Fastenal Company                      26,482
   888     Molex Incorporated                    26,125

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (continued)
                                AUGUST 31, 2003

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
   742     Lamar Advertising Company         $   24,790
   424     Invitrogen Corporation                24,452
   894     First Health Group Corp.              23,441
   549     Ryanair Holdings plc - ADR            23,217
 9,064     ADC Telecommunications, Inc.          23,023
   749     Patterson-UTI Energy                  22,350
   371     Henry Schein, Inc.                    21,451
   546     ICOS Corporation                      21,261
   459     Cephalon, Inc.                        20,357
 1,880     RF Micro Devices, Inc.                16,582
 1,070     Telefonaktiebolaget LM Ericsson
             - SP ADR                            16,564

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 1,159     Human Genome Sciences, Inc.       $   16,504
 2,122     Tellabs, Inc.                         13,857
 2,350     Brocade Communications Systems,
             Inc.                                13,254
 2,107     Compuware Corporation                 12,537
                                             ----------

           TOTAL SECURITIES SOLD SHORT
             (Proceeds $10,958,834)          $9,493,713
                                             ==========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2003

------------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    4        NASDAQ 100 Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value $536,800)       $1,332
                                               ======

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2003

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 0.0%*
     5,700     MascoTech, Inc.**          $         0
                                          -----------
               TOTAL COMMON STOCKS
                 (Cost $0)                          0
                                          -----------

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 83.5%*
$45,000,000    U.S. Treasury Bill
                 0.85%,
                 10/02/2003               $44,963,994
                                          -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $44,963,994)        44,963,994
                                          -----------

               TOTAL INVESTMENTS - 83.5%*
                 (Cost $44,963,994)       $44,963,994
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

   27        Russell 2000 Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value
               $6,715,575)                    $187,904
                                              ========

                              SMALL CAP PLUS FUND
                               SCHEDULE OF SWAPS
                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
 SWAPS PURCHASED

 121,329     Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $60,351,282)            $2,754,102
                                             ==========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 93.7%*
$16,200,000   U.S. Treasury Bill 0.85%,
                10/02/2003                $16,187,038
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $16,187,038)         16,187,038
                                          -----------

              TOTAL INVESTMENTS - 93.7%*
                (Cost $16,187,038)        $16,187,038
                                          ===========

* Calculated as a percentage of net assets.

                              SMALL CAP/SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
    1        Russell 2000 Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value $248,725)       $3,220
                                               ======

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                                AUGUST 31, 2003

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
SWAP CONTRACTS
 39,161      Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $19,479,586)           $(622,958)
                                            =========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 93.8%*
    22,800    3M Co.                      $ 3,248,316
    22,800    The Proctor & Gamble
                Company                     1,990,212
    22,800    International Business
                Machines Corporation
                (IBM)                       1,869,828
    22,800    United Technologies
                Corporation                 1,829,700
    22,800    Caterpillar Inc.              1,637,724
    22,800    Wal-Mart Stores, Inc.         1,349,076
    22,800    Merck & Co., Inc.             1,147,296
    22,800    Johnson & Johnson             1,130,424
    22,800    American Express Company      1,027,140
    22,800    E.I. du Pont de Nemours
                and Company                 1,020,072
    22,800    The Coca-Cola Company           992,256
    22,800    Citigroup Inc.                  988,380
    22,800    Altria Group, Inc.              939,816
    22,800    General Motors
                Corporation                   937,080
    22,800    International Paper
                Company                       924,540
    22,800    Exxon Mobil Corporation         859,560
    22,800    The Boeing Company              852,492
    22,800    J.P. Morgan Chase & Co.         780,216
    22,800    The Home Depot, Inc.            733,248
    22,800    General Electric Company        674,196
    22,800    Honeywell International
                Inc.                          660,972

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
    22,800    Intel Corporation               652,536
    22,800    Alcoa Inc.                      651,168
    22,800    Eastman Kodak Company           635,892
    22,800    Microsoft Corporation           604,656
    22,800    SBC Communications Inc.         512,772
    22,800    McDonald's Corporation          511,176
    22,800    AT&T Corp.                      508,440
    22,800    The Walt Disney Company         467,400
    22,800    Hewlett-Packard Company         454,176
                                          -----------
              TOTAL COMMON STOCKS
                (Cost $27,345,056)        $30,590,760
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%*
$2,625,000    U.S. Treasury Bill
                0.85%, 10/02/2003         $ 2,622,900
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,622,900)           2,622,900
                                          -----------
              TOTAL INVESTMENTS - 101.8%*
                (Cost $29,967,956)        $33,213,660
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS

                                AUGUST 31, 2003

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   108       Dow Jones Industrial
               Average Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value
               $10,161,720)                 $   118,454
                                            ===========

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2003

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.0%*
$1,925,000    U.S. Treasury Bill 0.85%,
                10/02/2003                 $1,923,460
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $1,923,460)           1,923,460
                                           ----------
              TOTAL INVESTMENTS - 65.0%*
                (Cost $1,923,460)          $1,923,460
                                           ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                                AUGUST 31, 2003

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   SHORT FUTURES CONTRACTS
    3        Dow Jones Industrial
               Average Index Futures
               Contracts Expiring
               September 2003
               (Underlying Face Amount
               at Market Value
               $282,270)                      $(6,133)
                                              =======

                               DOW 30/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                                AUGUST 31, 2003

-----------------------------------------------------------
                                             UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
  SWAP CONTRACTS
   284       Dow Jones Industrial
               Average Index SWAP
               Contracts
               (Underlying Face Amount
               at Market Value
               $2,672,182)                   $(87,077)
                                             ========

                     See notes to the financial statements.

                                  WARWICK FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2003

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.5%*
$28,000,000   U.S. Treasury Bill 0.85%,
                10/02/2003                $27,977,596
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $27,977,596)         27,977,596
                                          -----------
              TOTAL INVESTMENTS - 99.5%*
                (Cost $27,977,596)        $27,977,596
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2003

---------------------------------------------------------
FACE AMOUNT                                  VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.3%*
$19,325,000   U.S. Treasury Bill 0.85%,
                10/02/2003                $19,309,537
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $19,309,537)         19,309,537
                                          -----------

              TOTAL INVESTMENTS - 90.3%*
                (Cost $19,309,537)        $19,309,537
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2003

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   -------------
ASSETS:
Investments, at market value (Note 2)...................  $  3,130,410   $ 9,592,319   $  28,343,897
Cash....................................................        59,247        52,815          57,569
Receivable for Fund shares sold.........................        49,161       153,649         162,200
Receivable from Investment Advisor......................        10,559            --              --
Receivable from broker..................................       318,772            --          69,091
Deposit at broker.......................................     1,263,311    12,234,714         594,000
Dividends and interest receivable.......................            --            --           5,220
Other assets............................................        20,666       136,547          16,686
                                                          ------------   -----------   -------------
    Total Assets........................................     4,852,126    22,170,044      29,248,663
                                                          ------------   -----------   -------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $6,937,711, $0).......................................            --     8,513,400              --
Payable for Fund shares redeemed........................     1,985,255     1,743,002         112,373
Payable to Investment Advisor...........................            --        13,067           5,251
Payable to broker.......................................            --       240,392              --
Accrued expenses and other liabilities..................       335,604        28,302          38,160
                                                          ------------   -----------   -------------
    Total Liabilities...................................     2,320,859    10,538,163         155,784
                                                          ------------   -----------   -------------
NET ASSETS..............................................  $  2,531,267   $11,631,881   $  29,092,879
                                                          ============   ===========   =============
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 35,585,235   $20,218,666   $ 127,951,412
Accumulated undistributed net investment income
  (loss)................................................            --            --              --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, futures and
  SWAPS.................................................   (33,370,945)   (6,896,158)   (108,876,065)
Net unrealized appreciation (depreciation) on:
  Investments...........................................       299,090            --       9,560,970
  Short positions.......................................            --    (1,575,689)             --
  Futures and SWAPS.....................................        17,887      (114,938)        456,562
                                                          ------------   -----------   -------------
    Total Net Assets....................................  $  2,531,267   $11,631,881   $  29,092,879
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  2,531,267   $11,631,881   $  29,092,879
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................        76,902       326,174         770,436
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      32.92   $     35.66   $       37.76
                                                          ============   ===========   =============
Cost of Investments.....................................  $  2,831,320   $ 9,592,319   $  18,782,927
                                                          ============   ===========   =============

                     See notes to the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2003

POTOMAC FUNDS                                              OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                              FUND             FUND              FUND
                                                          ------------    --------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $  5,845,319     $ 44,963,994       $16,187,038
Cash....................................................        93,747           94,155            88,229
Receivable for Fund shares sold.........................        68,186          305,405           368,440
Receivable from Investment Advisor......................         2,880               --                --
Receivable from broker..................................         1,336          748,378                --
Deposit at broker.......................................    12,764,280        8,512,332         4,898,733
Other assets............................................         9,234           38,909           403,761
                                                          ------------     ------------       -----------
    Total Assets........................................    18,784,982       54,663,173        21,946,201
                                                          ------------     ------------       -----------
LIABILITIES:
Securities sold short, at value (Proceeds of
  $10,958,834, $0, $0)..................................     9,493,713               --                --
Payable for Fund shares redeemed........................       420,220          143,507         3,997,471
Payable to Investment Advisor...........................            --            7,105            61,544
Payable to broker.......................................            --               --           563,298
Accrued expenses and other liabilities..................        22,255          686,960            48,091
                                                          ------------     ------------       -----------
    Total Liabilities...................................     9,936,188          837,572         4,670,404
                                                          ------------     ------------       -----------
NET ASSETS..............................................  $  8,848,794     $ 53,825,601       $17,275,797
                                                          ============     ============       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 31,655,410     $ 80,556,053       $27,789,221
Accumulated undistributed net investment income
  (loss)................................................            --               --                --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, futures and
  SWAPS.................................................   (24,273,069)     (29,672,458)       (9,893,686)
Net unrealized appreciation (depreciation) on:
  Investments...........................................            --               --                --
  Short positions.......................................     1,465,121               --                --
  Futures and SWAPS.....................................         1,332        2,942,006          (619,738)
                                                          ------------     ------------       -----------
    Total Net Assets....................................  $  8,848,794     $ 53,825,601       $17,275,797
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  8,848,794     $ 53,825,601       $17,275,797
Shares outstanding
  (unlimited shares of beneficial interest authorized,
    no par value).......................................       732,635        1,289,149           543,721
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      12.08     $      41.75       $     31.77
                                                          ============     ============       ===========
Cost of Investments.....................................  $  5,845,319     $ 44,963,994       $16,187,038
                                                          ============     ============       ===========

                     See notes to the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2003

                                                                                                      U.S. GOVERNMENT
POTOMAC FUNDS                                             DOW 30 PLUS    DOW 30/SHORT     WARWICK      MONEY MARKET
                                                              FUND           FUND          FUND            FUND
                                                          ------------   ------------   -----------   ---------------
ASSETS:
Investments, at market value (Note 2)...................  $33,213,660    $ 1,923,460    $27,977,596     $19,309,537
Cash....................................................      164,357         73,939        206,178          39,757
Receivable for Fund shares sold.........................    2,064,248         10,000          6,651       2,112,875
Receivable from Investment Advisor......................           --            781         48,580          22,126
Receivable from broker..................................       51,084        446,789             --              --
Deposit at broker.......................................      464,000        486,794             --              --
Dividends and interest receivable.......................       56,447             --            123              --
Other assets............................................       15,584         30,660          3,365          24,277
                                                          -----------    -----------    -----------     -----------
    Total Assets........................................   36,029,380      2,972,423     28,242,493      21,508,572
                                                          -----------    -----------    -----------     -----------
LIABILITIES:
Payable for investments purchased.......................    3,355,375             --             --              --
Payable for Fund shares redeemed........................        6,352            956         46,394          68,259
Payable to Investment Advisor...........................       13,447             --             --              --
Accrued expenses and other liabilities..................       37,772         13,331         67,451          53,765
                                                          -----------    -----------    -----------     -----------
    Total Liabilities...................................    3,412,946         14,287        113,845         122,024
                                                          -----------    -----------    -----------     -----------
NET ASSETS..............................................  $32,616,434    $ 2,958,136    $28,128,648     $21,386,548
                                                          ===========    ===========    ===========     ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $61,000,555    $ 5,436,187    $30,247,552     $21,375,680
Accumulated undistributed net investment income
  (loss)................................................      104,004             --             --          13,645
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, futures and
  SWAPS.................................................  (31,852,283)    (2,384,841)    (2,118,904)         (2,777)
Net unrealized appreciation (depreciation) on:
  Investments...........................................    3,245,704             --             --              --
  Short positions.......................................           --             --             --              --
  Futures and SWAPS.....................................      118,454        (93,210)            --              --
                                                          -----------    -----------    -----------     -----------
    Total Net Assets....................................  $32,616,434    $ 2,958,136    $28,128,648     $21,386,548
                                                          ===========    ===========    ===========     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $32,616,434    $ 2,958,136    $28,128,648     $21,386,548
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................    1,168,585         65,899      1,509,451      21,386,548
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $     27.91    $     44.89    $     18.64     $      1.00
                                                          ===========    ===========    ===========     ===========
Cost of Investments.....................................  $29,967,956    $ 1,923,460    $27,977,596     $19,309,537
                                                          ===========    ===========    ===========     ===========

                     See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT     OTC PLUS
                                                              FUND          FUND          FUND
                                                          ------------   -----------   -----------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $212
  for the OTC Plus Fund)................................  $    382,227   $        --   $    33,117
Interest income.........................................        66,235       132,295         8,913
Interest income on SWAPS................................            --       116,880            --
                                                          ------------   -----------   -----------
    Total investment income.............................       448,462       249,175        42,030
                                                          ------------   -----------   -----------
EXPENSES:
Investment advisory fees................................       131,478       150,448       173,065
Distribution expenses - Investor Class..................            --            --        59,077
Distribution expenses - Advisor Class...................         1,353         2,017         1,582
Distribution expenses - Broker Class....................         3,809            --         2,931
Administration fees.....................................        20,211        19,870        23,528
Shareholder servicing fees..............................        14,702        12,919        18,779
Fund accounting fees....................................        25,171        24,515        33,639
Custody fees............................................         6,140         5,878         8,078
Federal and state registration..........................        61,368        42,756        33,889
Professional fees.......................................        25,826        25,857        30,383
Amortization of organizational expenses.................           414           568           414
Reports to shareholders.................................        11,167        10,688        14,689
Directors' fees and expenses............................         2,277         2,179         2,994
Other...................................................         3,355         2,986         4,105
Advisor expense waiver recovery (Note 5)................         4,674        27,308            --
                                                          ------------   -----------   -----------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on SWAPS and dividends
      on short positions................................       311,945       327,989       407,153
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................        (1,275)           --          (942)
                                                          ------------   -----------   -----------
    Net expenses before interest expense on SWAPS and
      dividends on short positions......................       310,670       327,989       406,211
    Interest expense on SWAPS...........................       293,004            --            --
    Dividends on short positions........................            --       328,019            --
                                                          ------------   -----------   -----------
    Total expenses......................................       603,674       656,008       406,211
                                                          ------------   -----------   -----------
NET INVESTMENT INCOME (LOSS)............................      (155,212)     (406,833)     (364,181)
                                                          ------------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................    (2,812,473)           --    (6,772,315)
  Short positions.......................................            --      (164,215)           --
  Futures and SWAPS.....................................    (7,692,046)   (3,120,563)   (1,580,260)
                                                          ------------   -----------   -----------
                                                           (10,504,519)   (3,284,778)   (8,352,575)
                                                          ------------   -----------   -----------
Change in unrealized appreciation/depreciation on:
  Investments...........................................     1,269,164            --     9,185,099
  Short positions.......................................            --    (1,644,352)           --
  Futures and SWAPS.....................................     1,610,319      (142,381)    2,187,763
                                                          ------------   -----------   -----------
                                                             2,879,483    (1,786,733)   11,372,862
                                                          ------------   -----------   -----------
    Net realized and unrealized gain (loss) on
      investments.......................................    (7,625,036)   (5,071,511)    3,020,287
                                                          ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $ (7,780,248)  $(5,478,344)  $ 2,656,106
                                                          ============   ===========   ===========

                     See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

POTOMAC FUNDS                                              OTC/SHORT    SMALL CAP PLUS   SMALL CAP/SHORT
                                                             FUND            FUND             FUND
                                                          -----------   --------------   ---------------
INVESTMENT INCOME:
Dividend income.........................................  $        --    $   496,919       $        --
Interest income.........................................       55,634        248,672           231,531
Interest income on SWAPS................................           --             --           304,722
                                                          -----------    -----------       -----------
    Total investment income.............................       55,634        745,591           536,253
                                                          -----------    -----------       -----------
EXPENSES:
Investment advisory fees................................       70,328        231,261           261,232
Distribution expenses - Investor Class..................           --         71,557           108,568
Distribution expenses - Advisor Class...................           --          1,890                --
Distribution expenses - Broker Class....................           --         34,140                --
Administration fees.....................................       14,629         28,202            27,108
Shareholder servicing fees..............................        5,966         25,213            21,879
Fund accounting fees....................................       20,580         36,473            35,703
Custody fees............................................        2,744         10,724            10,210
Federal and state registration..........................       22,592         58,761            37,291
Professional fees.......................................       17,197         39,111            36,475
Amortization of organizational expenses.................          380             --                --
Reports to shareholders.................................        4,988         19,509            18,564
Directors' fees and expenses............................        1,017          3,977             3,784
Other...................................................        1,394          5,452             5,188
                                                          -----------    -----------       -----------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on SWAPS and dividends
      on short positions................................      161,815        566,270           566,002
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................       (9,438)            --                --
                                                          -----------    -----------       -----------
    Net expenses before interest expense on SWAPS and
      dividends on short positions......................      152,377        566,270           566,002
    Interest expense on SWAPS...........................           --        607,541               105
    Dividends on short positions........................       15,394             --           426,150
                                                          -----------    -----------       -----------
    Total expenses......................................      167,771      1,173,811           992,257
                                                          -----------    -----------       -----------
NET INVESTMENT INCOME (LOSS)............................     (112,137)      (428,220)         (456,004)
                                                          -----------    -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................           --       (611,602)               --
  Short positions.......................................   (1,970,058)            --                --
  Futures and SWAPS.....................................     (513,300)    (1,422,129)       (7,559,794)
                                                          -----------    -----------       -----------
                                                           (2,483,358)    (2,033,731)       (7,559,794)
                                                          -----------    -----------       -----------
Change in unrealized appreciation/depreciation on:
  Investments...........................................           --        553,495                --
  Short positions.......................................   (2,017,381)            --                --
  Futures and SWAPS.....................................      (10,769)     2,994,109          (401,538)
                                                          -----------    -----------       -----------
                                                           (2,028,150)     3,547,604          (401,538)
                                                          -----------    -----------       -----------
    Net realized and unrealized gain (loss) on
      investments.......................................   (4,511,508)     1,513,873        (7,961,332)
                                                          -----------    -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $(4,623,645)   $ 1,085,653       $(8,417,336)
                                                          ===========    ===========       ===========

                     See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

                                                                      DOW 30/SHORT
                                                                          FUND               WARWICK FUND        U.S. GOVERNMENT
POTOMAC FUNDS                                     DOW 30 PLUS      NOVEMBER 5, 2002(1)    NOVEMBER 1, 2002(1)     MONEY MARKET
                                                      FUND         to August 31, 2003     to August 31, 2003          FUND
                                                 --------------    -------------------    -------------------    ---------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding
  tax of $29 for the Warwick Fund)............    $   531,631          $        --            $       660           $      --
Interest income...............................         14,478               31,184                307,752             538,732
Interest income on SWAPS......................             --               22,758                     --                  --
                                                  -----------          -----------            -----------           ---------
    Total investment income...................        546,109               53,942                308,412             538,732
                                                  -----------          -----------            -----------           ---------
EXPENSES:
Investment advisory fees......................        187,469               29,784                272,738             194,791
Distribution expenses - Investor Class........         51,158                   --                 68,184                  --
Distribution expenses - Advisor Class.........          1,708                   --                     --              27,930
Distribution expenses - Broker Class..........          4,413                   --                     --              53,835
Administration fees...........................         24,644               10,308                 24,646              32,794
Shareholder servicing fees....................         20,304                2,568                 21,323              30,291
Fund accounting fees..........................         32,621               11,229                 31,824              43,498
Custody fees..................................          8,751                1,156                  9,549              13,648
Federal and state registration................         45,244               15,159                  7,664              53,764
Licensing fees................................         10,041                5,630                     --                  --
Professional fees.............................         32,302               13,144                 50,229              47,334
Amortization of organizational expenses.......             --                   --                     --                 414
Reports to shareholders.......................         15,917                2,102                 17,366              24,817
Directors' fees and expenses..................          3,245                  428                  3,540               5,059
Other.........................................          4,448                  587                  4,852               7,174
                                                  -----------          -----------            -----------           ---------
    Total expenses before waiver,
      reimbursement of expenses and dividends
      on short positions......................        442,265               92,095                511,915             535,349
    Less: Waiver of expenses and reimbursement
      from Advisor............................           (160)             (30,061)                    --            (121,140)
                                                  -----------          -----------            -----------           ---------
    Net expenses before dividends on short
      positions...............................        442,105               62,034                511,915             414,209
    Dividends on short positions..............             --               67,802                     --                  --
                                                  -----------          -----------            -----------           ---------
    Total expenses............................        442,105              129,836                511,915             414,209
                                                  -----------          -----------            -----------           ---------
NET INVESTMENT INCOME (LOSS)..................        104,004              (75,894)              (203,503)            124,523
                                                  -----------          -----------            -----------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on:
  Investments.................................     (7,209,338)                  --             (2,118,904)                 --
  Short positions.............................             --              (82,688)                    --                  --
  Futures and SWAPS...........................     (2,245,728)          (2,302,151)                    --                  --
                                                  -----------          -----------            -----------           ---------
                                                   (9,455,066)          (2,384,839)            (2,118,904)                 --
                                                  -----------          -----------            -----------           ---------
Change in unrealized appreciation
  (depreciation) on:
  Investments.................................      1,632,911                   --                     --                  --
  Short positions.............................             --                   --                     --                  --
  Futures and SWAPS...........................        642,530              (93,210)                    --                  --
                                                  -----------          -----------            -----------           ---------
                                                    2,275,441              (93,210)                    --                  --
                                                  -----------          -----------            -----------           ---------
    Net realized and unrealized gain (loss) on
      investments.............................     (7,179,625)          (2,478,049)            (2,118,904)                 --
                                                  -----------          -----------            -----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................    $(7,075,621)         $(2,553,943)           $(2,322,407)          $ 124,523
                                                  ===========          ===========            ===========           =========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                AUGUST 31, 2003

                                                                   U.S. PLUS FUND                      U.S./SHORT FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2003   August 31, 2002   August 31, 2003   August 31, 2002
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $    (155,212)    $     (43,115)    $    (406,833)    $    (102,603)
Net realized gain (loss) on investments sold, securities
  sold short, futures and SWAPS.........................     (10,504,519)       (2,088,852)       (3,284,778)          646,789
Change in unrealized appreciation/depreciation on
  investments, short positions, futures and SWAPS.......       2,879,483        (2,101,698)       (1,786,733)         (120,312)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting from
      operations........................................      (7,780,248)       (4,233,665)       (5,478,344)          423,874
                                                           -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                                               (49,941)
Net realized gains......................................                                                                    --
                                                                                                                 -------------
    Total distributions.................................                                                               (49,941)
                                                                                                                 -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     214,742,166       444,980,979       356,108,951       147,870,421
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --                --            49,177
Cost of shares redeemed.................................    (263,533,601)     (392,992,651)     (347,835,170)     (160,320,063)
Conversion from Broker Class............................         593,578                --                --                --
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................     (48,197,857)       51,988,328         8,273,781       (12,400,465)
                                                           -------------     -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................      13,221,399        63,346,851        16,168,878        84,897,682
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --                --                --
Cost of shares redeemed.................................     (14,049,715)      (63,242,706)      (16,062,811)      (84,881,862)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (828,316)          104,145           106,067            15,820
                                                           -------------     -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................         241,273           541,568
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................         (75,573)         (475,742)
Conversion to Investor Class............................        (593,578)               --
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (427,878)           65,826
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................     (57,234,299)       47,924,634         2,901,504       (12,010,712)
                                                           -------------     -------------     -------------     -------------
NET ASSETS:
Beginning of period.....................................      59,765,566        11,840,932         8,730,377        20,741,089
                                                           -------------     -------------     -------------     -------------
End of period...........................................   $   2,531,267     $  59,765,566     $  11,631,881     $   8,730,377
                                                           =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $          --     $          --     $          --
                                                           -------------     -------------     -------------     -------------

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                AUGUST 31, 2003

                                                                    OTC PLUS FUND                      OTC/SHORT FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2003   August 31, 2002   August 31, 2003   August 31, 2002
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $    (364,181)    $    (453,564)    $    (112,137)    $     (70,725)
Net realized gain (loss) on investments sold, securities
  sold short, futures and SWAPS.........................      (8,352,575)       (8,645,193)       (2,483,358)       (2,177,972)
Change in unrealized appreciation/depreciation on
  investments, short positions, futures and SWAPS.......      11,372,862       (12,319,104)       (2,028,150)        1,369,698
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting from
      operations........................................       2,656,106       (21,417,861)       (4,623,645)         (878,999)
                                                           -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                                               (36,513)
Net realized gains......................................                                                                    --
                                                                                                                 -------------
    Total distributions.................................                                                               (36,513)
                                                                                                                 -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     260,780,020       282,135,454       168,370,164       191,061,271
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --                --            25,527
Cost of shares redeemed.................................    (291,748,656)     (239,511,237)     (160,474,238)     (189,332,194)
Conversion from Broker Class............................         343,577                --                --                --
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................     (30,625,059)       42,624,217         7,895,926         1,754,604
                                                           -------------     -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................         512,160         7,235,063
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................        (838,636)       (7,006,963)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (326,476)          228,100
                                                           -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          12,320           588,750
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................         (96,523)         (359,833)
Conversion to Investor Class............................        (343,577)               --
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (427,780)          228,917
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................     (28,723,209)       21,663,373         3,272,281           839,092
                                                           -------------     -------------     -------------     -------------
NET ASSETS:
Beginning of period.....................................      57,816,088        36,152,715         5,576,513         4,737,421
                                                           -------------     -------------     -------------     -------------
End of period...........................................   $  29,092,879     $  57,816,088     $   8,848,794     $   5,576,513
                                                           =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $          --     $          --     $          --
                                                           -------------     -------------     -------------     -------------

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                AUGUST 31, 2003

                                                                 SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2003   August 31, 2002   August 31, 2003   August 31, 2002
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $    (428,220)    $     (75,771)    $    (456,004)   $      (223,439)
Net realized gain (loss) on investments sold, securities
  sold short, futures and SWAPS.........................      (2,033,731)       (7,353,826)       (7,559,794)         9,689,007
Change in unrealized appreciation/depreciation on
  investments, short positions, futures and SWAPS.......       3,547,604          (788,752)         (401,538)          (614,687)
                                                           -------------     -------------     -------------    ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................       1,085,653        (8,218,349)       (8,417,336)         8,850,881
                                                           -------------     -------------     -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                          (520,652)               --           (269,999)
Net realized gains......................................                                --        (2,812,521)                --
                                                                             -------------     -------------    ---------------
    Total distributions.................................                          (520,652)       (2,812,521)          (269,999)
                                                                             -------------     -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................                           (11,452)
Net realized gains......................................                                --
                                                                             -------------
    Total distributions.................................                           (11,452)
                                                                             -------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................                           (28,670)
Net realized gains......................................                                --
                                                                             -------------
    Total distributions.................................                           (28,670)
                                                                             -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     446,980,621       451,987,289       723,817,382      1,130,660,771
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --           482,054         2,742,697            263,232
Cost of shares redeemed.................................    (400,823,397)     (448,273,175)     (737,114,927)    (1,131,012,063)
Conversion from Broker Class............................         849,105                --                --                 --
                                                           -------------     -------------     -------------    ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      47,006,329         4,196,168       (10,554,848)           (88,060)
                                                           -------------     -------------     -------------    ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       4,300,494        28,774,521
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --             9,763
Cost of shares redeemed.................................      (4,645,047)      (28,304,804)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (344,553)          479,480
                                                           -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          64,072       150,644,541
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --               536
Cost of shares redeemed.................................      (9,148,553)     (137,138,955)
Conversion to Investor Class............................        (849,105)               --
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (9,933,586)       13,506,122
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      37,813,843         9,402,647       (21,784,705)         8,492,822
                                                           -------------     -------------     -------------    ---------------
NET ASSETS:
Beginning of period.....................................      16,011,758         6,609,111        39,060,502         30,567,680
                                                           -------------     -------------     -------------    ---------------
End of period...........................................   $  53,825,601     $  16,011,758     $  17,275,797    $    39,060,502
                                                           =============     =============     =============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $          --     $          --    $            --
                                                           -------------     -------------     -------------    ---------------

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                AUGUST 31, 2003

                                                                      DOW 30 PLUS FUND             DOW 30/SHORT FUND
POTOMAC FUNDS                                                 ---------------------------------   -------------------
                                                                Year Ended        Year Ended      November 5, 2002(1)
                                                              August 31, 2003   August 31, 2002   to August 31, 2003
                                                              ---------------   ---------------   -------------------
OPERATIONS:
Net investment income (loss)................................   $     104,004     $      13,446       $     (75,894)
Net realized gain (loss) on investments sold, securities
  sold short, futures and SWAPS.............................      (9,455,066)      (13,397,417)         (2,384,839)
Change in unrealized appreciation/depreciation on
  investments, short positions, futures and SWAPS...........       2,275,441           242,861             (93,210)
                                                               -------------     -------------       -------------
    Net increase (decrease) in net assets resulting from
      operations............................................      (7,075,621)      (13,141,110)         (2,553,943)
                                                               -------------     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income.......................................         (13,390)          (34,554)
Net realized gains..........................................              --                --
                                                               -------------     -------------
    Total distributions.....................................         (13,390)          (34,554)
                                                               -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.......................................                                --
Net realized gains..........................................                                --
                                                                                 -------------
    Total distributions.....................................                                --
                                                                                 -------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income.......................................                              (771)
Net realized gains..........................................                                --
                                                                                 -------------
    Total distributions.....................................                              (771)
                                                                                 -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...................................     301,834,656       392,537,678         226,770,561
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................          12,956            23,863                  --
Cost of shares redeemed.....................................    (316,717,710)     (343,918,540)       (221,258,482)
Conversion from Broker Class................................         525,783                --                  --
                                                               -------------     -------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................     (14,344,315)       48,643,001           5,512,079
                                                               -------------     -------------       -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...................................      21,946,379       100,893,971
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................              --                --
Cost of shares redeemed.....................................     (21,976,762)      (98,974,574)
                                                               -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................         (30,383)        1,919,397
                                                               -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...................................         106,344           676,101
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................              --               771
Cost of shares redeemed.....................................         (97,090)         (121,646)
Conversion to Investor Class................................        (525,783)               --
                                                               -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................        (516,529)          555,226
                                                               -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (21,980,238)       37,941,189           2,958,136
                                                               -------------     -------------       -------------
NET ASSETS:
Beginning of period.........................................      54,596,672        16,655,483                  --
                                                               -------------     -------------       -------------
End of period...............................................   $  32,616,434     $  54,596,672       $   2,958,136
                                                               =============     =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...   $     104,004     $      13,389       $          --
                                                               -------------     -------------       -------------

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                AUGUST 31, 2003

                                                                                      U.S. GOVERNMENT MONEY
                                                             WARWICK FUND                  MARKET FUND
                                                          -------------------   ---------------------------------
POTOMAC FUNDS                                             November 1, 2002(1)     Year Ended        Year Ended
                                                          to August 31, 2003    August 31, 2003   August 31, 2002
                                                          -------------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................      $  (203,503)       $     124,523    $       628,252
Net realized gain (loss) on investments sold, securities
  sold short, futures and SWAPS.........................       (2,118,904)                  --                 --
Change in unrealized appreciation/depreciation on
  investments, short positions, futures and SWAPS.......               --                   --                 --
                                                              -----------        -------------    ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................       (2,322,407)             124,523            628,252
                                                              -----------        -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                              (121,180)          (566,177)
Net realized gains......................................                                    --                 --
                                                                                 -------------    ---------------
    Total distributions.................................                              (121,180)          (566,177)
                                                                                 -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................                                (1,226)           (33,051)
Net realized gains......................................                                    --                 --
                                                                                 -------------    ---------------
    Total distributions.................................                                (1,226)           (33,051)
                                                                                 -------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................                                (2,117)           (29,024)
Net realized gains......................................                                    --                 --
                                                                                 -------------    ---------------
    Total distributions.................................                                (2,117)           (29,024)
                                                                                 -------------    ---------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................       40,278,768          549,844,726      1,148,146,938
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --              100,322            471,364
Cost of shares redeemed.................................       (9,827,713)        (582,638,335)    (1,158,953,165)
Conversion from Broker Class............................               --            3,276,444                 --
                                                              -----------        -------------    ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       30,451,055          (29,416,843)       (10,334,863)
                                                              -----------        -------------    ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................                            36,891,762        182,001,632
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                 1,033             28,200
Cost of shares redeemed.................................                           (43,786,703)      (194,446,485)
                                                                                 -------------    ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (6,893,908)       (12,416,653)
                                                                                 -------------    ---------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................                             8,117,639        142,481,299
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................                                 1,960             26,942
Cost of shares redeemed.................................                            (7,910,524)      (154,935,587)
Conversion to Investor Class............................                            (3,276,444)                --
                                                                                 -------------    ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................                            (3,067,369)       (12,427,346)
                                                                                 -------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       28,128,648          (39,378,120)       (35,178,862)
                                                              -----------        -------------    ---------------
NET ASSETS:
Beginning of period.....................................               --           60,764,668         95,943,530
                                                              -----------        -------------    ---------------
End of period...........................................      $28,128,648        $  21,386,548    $    60,764,668
                                                              ===========        =============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................      $        --        $      13,645    $        13,345
                                                              -----------        -------------    ---------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period

POTOMAC FUNDS

                                                                   U.S. PLUS FUND
                                -------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
                                -------------------------------------------------------------------------------------
                                Year Ended          Year Ended        Year Ended       Year Ended         Year Ended
                                August 31,          August 31,        August 31,       August 31,         August 31,
                                   2003              2002( 5)           2001(5)         2000( 5)           1999( 5)
                                -----------        ------------       -----------     ------------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $    29.52         $     41.76        $    68.00      $     58.24         $     39.04
                                ----------         -----------        ----------      -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1)...................       (0.25)(9)           (0.08)(9)         (0.16)            0.04                1.24
Net realized and unrealized
  gain (loss) on
  investments(2)..............        3.65              (12.16)           (26.08)            9.72               18.36
                                ----------         -----------        ----------      -----------         -----------
    Total from investment
      operations..............        3.40              (12.24)           (26.24)            9.76               19.60
                                ----------         -----------        ----------      -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................          --                  --                --               --                  --
Distributions from realized
  gains.......................          --                  --                --               --               (0.40)
                                ----------         -----------        ----------      -----------         -----------
    Total distributions.......          --                  --                --               --               (0.40)
                                ----------         -----------        ----------      -----------         -----------
NET ASSET VALUE, END OF
  PERIOD......................  $    32.92         $     29.52        $    41.76      $     68.00         $     58.24
                                ==========         ===========        ==========      ===========         ===========
TOTAL RETURN(3)...............       11.52%             (29.31)%          (38.59)%          16.76%              50.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....  $2,531,267         $58,410,654        $9,768,307      $55,311,201         $16,472,869
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............        1.75%(6)            1.90%             1.51%            1.50%(6)            1.52%
  After expense
    reimbursement.............        1.75%(6)            1.65%             1.50%            1.50%(6)            1.50%
  Including interest
    expense...................        3.42%(6,7)          1.75%(7)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............       (0.86)%(6)          (0.43)%           (0.34)%           0.05%(6)            2.32%
  After expense
    reimbursement.............       (0.86)%(6,8)        (0.18)%(8)        (0.33)%           0.05%(6)            2.34%
Portfolio turnover rate(4)....         197%              1,385%            1,634%           2,010%                  0%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(6) The ratio includes Advisor expense recovery for the years ended August 31, 2003 and 2000 of 0.03% and 0.05%, respectively.

(7) The operating expense ratio includes interest expense related to swap contracts.

(8) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the years ended August 31, 2003 and 2002 was 0.81% and (0.08%), respectively.

(9) Net investment income (loss) per share before interest expense on swap contracts for the years ended August 31, 2003 and 2002 was $0.23 and ($0.04), respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                               U.S./SHORT FUND
                                               --------------------------------------------------------------------------------
                                                                                INVESTOR CLASS
                                               --------------------------------------------------------------------------------
                                                Year Ended         Year Ended       Year Ended      Year Ended      Year Ended
                                                August 31,         August 31,       August 31,      August 31,      August 31,
                                                   2003               2002             2001            2000            1999
                                               ------------        -----------     ------------     -----------     -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........  $     42.52         $    37.42      $     29.33      $    34.39      $    47.30
                                               -----------         ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)..............        (1.01)(7)          (0.52)(7)         0.62(7)         0.70(7)         1.05
Net realized and unrealized gain (loss) on
  investments(2).............................        (5.85)              5.81             8.74           (5.76)         (13.91)
                                               -----------         ----------      -----------      ----------      ----------
    Total from investment operations.........        (6.86)              5.29             9.36           (5.06)         (12.86)
                                               -----------         ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.........           --              (0.19)           (1.27)             --              --
Distributions from realized gains............           --                 --               --              --           (0.05)
                                               -----------         ----------      -----------      ----------      ----------
    Total distributions......................           --              (0.19)           (1.27)             --           (0.05)
                                               -----------         ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD...............  $     35.66         $    42.52      $     37.42      $    29.33      $    34.39
                                               ===========         ==========      ===========      ==========      ==========
TOTAL RETURN(3)..............................       (16.13)%            14.23%           32.49%         (14.71)%        (26.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................  $11,631,881         $8,730,064      $20,740,626      $1,964,139      $4,392,851
Ratio of net expenses to average net assets:
  Before expense reimbursement...............         1.95%(5)           2.27%            3.41%           2.28%           1.90%
  After expense reimbursement................         1.95%(5)           1.85%            1.65%           1.62%           1.64%
  Including dividends on short positions.....         3.91%(5)           2.67%            2.15%           2.05%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............        (2.42)%(5)         (1.70)%           0.10%           1.46%           2.23%
  After expense reimbursement................        (2.42)%(5,6)       (1.28)%(6)        1.86%(6)        2.12%(6)        2.49%
Portfolio turnover rate(4)...................          472%             2,471%             867%            781%              0%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(5) Ratio includes Advisor expense recovery of 0.16%.

(6) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002, 2001 and 2000 was (1.16%), (0.46%), 2.36% and 2.55%,
    respectively.

(7) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002, 2001 and 2000 was ($0.48), ($0.19), $0.78 and $0.84, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                            OTC PLUS FUND
                                               -----------------------------------------------------------------------
                                                                           INVESTOR CLASS
                                               -----------------------------------------------------------------------
                                               Year Ended    Year Ended    Year Ended     Year Ended       Year Ended
                                               August 31,    August 31,    August 31,     August 31,       August 31,
                                                  2003         2002(5)       2001(5)       2000(5)           1999(5)
                                               -----------   -----------   -----------   ------------      -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........  $     25.36   $     46.16   $    176.52   $      98.40      $     41.64
                                               -----------   -----------   -----------   ------------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)..............        (0.46)        (0.64)        (1.20)         (1.96)           (0.92)
Net realized and unrealized gain (loss) on
  investments(2).............................        12.86        (20.16)      (129.16)         80.20            57.92
                                               -----------   -----------   -----------   ------------      -----------
    Total from investment operations.........        12.40        (20.80)      (130.36)         78.24            57.00
                                               -----------   -----------   -----------   ------------      -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.........           --            --            --             --               --
Distributions from realized gains............           --            --            --          (0.12)           (0.24)
                                               -----------   -----------   -----------   ------------      -----------
    Total distributions......................           --            --            --          (0.12)           (0.24)
                                               -----------   -----------   -----------   ------------      -----------
NET ASSET VALUE, END OF PERIOD...............  $     37.76   $     25.36   $     46.16   $     176.52      $     98.40
                                               ===========   ===========   ===========   ============      ===========
TOTAL RETURN(3)..............................        48.90%       (45.06)%      (73.85)%        79.54%          137.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................  $29,092,879   $57,233,878   $35,668,601   $184,751,134      $76,682,387
Ratio of net expenses to average net assets:
  Before expense reimbursement...............         1.75%         1.66%         1.50%          1.50%(6)         1.50%
  After expense reimbursement................         1.75%         1.66%         1.50%          1.50%(6)         1.50%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............        (1.57)%       (1.55)%       (1.32)%        (1.26)%(6)       (1.16)%
  After expense reimbursement................        (1.57)%       (1.55)%       (1.32)%        (1.26)%(6)       (1.16)%
Portfolio turnover rate(4)...................          670%          450%          392%           378%           1,000%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(6) Ratio includes Advisor expense recovery of 0.08%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                                 OTC/SHORT FUND
                                               ---------------------------------------------------------------------------------
                                                                                 INVESTOR CLASS
                                               ---------------------------------------------------------------------------------
                                               Year Ended         Year Ended         Year Ended        Year Ended    Year Ended
                                               August 31,         August 31,         August 31,        August 31,    August 31,
                                                  2003               2002               2001              2000          1999
                                               -----------        -----------        -----------       -----------   -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    19.56         $    15.45         $     8.31        $    17.06    $     41.90
                                               ----------         ----------         ----------        ----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)..............       (0.23)(7)          (0.13)(7)           0.21(7)           0.23           0.39(7)
Net realized and unrealized gain (loss) on
  investments(2).............................       (7.25)              4.36               7.20             (8.90)        (25.22)
                                               ----------         ----------         ----------        ----------    -----------
    Total from investment operations.........       (7.48)              4.23               7.41             (8.67)        (24.83)
                                               ----------         ----------         ----------        ----------    -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.........          --              (0.12)             (0.27)            (0.08)            --
Distributions from realized gains............          --                 --                 --                --          (0.01)
                                               ----------         ----------         ----------        ----------    -----------
    Total distributions......................          --              (0.12)             (0.27)            (0.08)         (0.01)
                                               ----------         ----------         ----------        ----------    -----------
NET ASSET VALUE, END OF PERIOD...............  $    12.08         $    19.56         $    15.45        $     8.31    $     17.06
                                               ==========         ==========         ==========        ==========    ===========
TOTAL RETURN(3)..............................      (38.24)%            27.77%             89.91%           (50.96)%       (59.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................  $8,848,794         $5,576,513         $4,737,421        $3,144,405    $10,863,451
Ratio of net expenses to average net assets:
  Before expense reimbursement...............        2.07%              1.90%(5)           2.14%             1.71%          1.87%
  After expense reimbursement................        1.95%              1.90%(5)           1.65%             1.65%          1.65%
  Including dividends on short positions.....        2.15%              1.96%(5)           1.69%                            1.74%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............       (1.56)%            (0.83)%(5)          1.22%             1.98%          1.47%
  After expense reimbursement................       (1.44)%(6)         (0.83)%(5,6)        1.71%(6)          2.04%          1.69%(6)
Portfolio turnover rate(4)...................       1,328%             1,058%               869%            1,225%         3,049%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(3) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(5) Ratio includes Advisor expense recovery of 0.06%.

(6) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2003, 2002, 2001 and 1999 was (1.24%), (0.77%), 1.75% and
    1.78%, respectively.

(7) Net investment income (loss) per share before dividends on short positions for the years ended August 31, 2003, 2002, 2001 and 1999 was ($0.20),
    ($0.12), $0.22 and $0.41, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                             SMALL CAP PLUS FUND
                           ----------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
                           ----------------------------------------------------------------------------------------
                            Year Ended       Year Ended         Year Ended      Year Ended     February 22, 1999(1)
POTOMAC FUNDS               August 31,       August 31,         August 31,      August 31,        to August 31,
                               2003            2002(9)            2001(9)         2000(9)            1999(9)
                           ------------      -----------        -----------     -----------    --------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $     32.84       $    42.08         $    50.32      $     44.40         $    40.00
                           -----------       ----------         ----------      -----------         ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)..............        (0.44)(12)       (0.04)(12)          0.92             0.76               0.72
Net realized and
  unrealized gain (loss)
  on investments(6)......         9.35            (8.80)             (9.16)            5.68               3.68
                           -----------       ----------         ----------      -----------         ----------
    Total from investment
      operations.........         8.91            (8.84)             (8.24)            6.44               4.40
                           -----------       ----------         ----------      -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......           --            (0.40)                --            (0.52)                --
Distributions from
  realized gains.........           --               --                 --               --                 --
                           -----------       ----------         ----------      -----------         ----------
    Total
      distributions......           --            (0.40)                --            (0.52)                --
                           -----------       ----------         ----------      -----------         ----------
NET ASSET VALUE, END OF
  PERIOD.................  $     41.75       $    32.84         $    42.08      $     50.32         $    44.40
                           ===========       ==========         ==========      ===========         ==========
TOTAL RETURN(8)..........        27.13%          (21.24)%           (16.38)%          14.50%             11.00%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period.................  $53,825,601       $5,352,132         $6,479,334      $34,065,099         $7,033,622
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement........         1.75%            1.71%              1.50%            1.50%(7)            1.50%(3)
  After expense
    reimbursement........         1.75%            1.71%              1.50%            1.50%(7)            1.50%(3)
  Including interest
    expense..............         3.71%(10)        1.80%(10)
Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
    reimbursement........        (1.30)%          (0.13)%             2.06%            1.55%(7)            3.03%(3)
  After expense
    reimbursement........        (1.30)%(11)      (0.13)%(11)         2.06%            1.55%(7)            3.03%(3)
Portfolio turnover
  rate(5)................            0%             647%               939%           3,390%                 0%

(1)  Commencement of operations.

(2)  Not annualized.

(3)  Annualized.

(4)  Net investment income (loss) per share represents net investment income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7)  Ratio includes Advisor expense recovery.

(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(9) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(10) The operating expense ratio includes interest expense related to swap contracts.

(11) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the years ended August 31, 2003 and 2002 was 0.66% and (0.04%), respectively.

(12) Net investment income (loss) per share before interest expense on swap contracts for the years ended August 31, 2003 and 2002 was $0.23 and ($0.02), respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                               SMALL CAP/SHORT FUND
                                               -------------------------------------------------------------------------------------
                                                                                  INVESTOR CLASS
                                               -------------------------------------------------------------------------------------
                                                 Year Ended            Year Ended            Year Ended         December 21, 1999(1)
                                               August 31, 2003       August 31, 2002       August 31, 2001       to August 31, 2000
                                               ---------------       ---------------       ---------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........    $     49.82           $     48.84           $     43.37               $ 50.00
                                                 -----------           -----------           -----------               -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)..............          (0.67)(9)             (0.21)(9)              1.02(9)               1.39
Net realized and unrealized gain (loss) on
  investments(6).............................         (11.76)                 5.32                  6.26                 (8.02)
                                                 -----------           -----------           -----------               -------
    Total from investment operations.........         (12.43)                 5.11                  7.28                 (6.63)
                                                 -----------           -----------           -----------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income.........             --                 (4.13)                (1.81)                   --
Distributions from realized gains............          (5.62)                   --                    --                    --
                                                 -----------           -----------           -----------               -------
    Total distributions......................          (5.62)                (4.13)                (1.81)                   --
                                                 -----------           -----------           -----------               -------
NET ASSET VALUE, END OF PERIOD...............    $     31.77           $     49.82           $     48.84               $ 43.37
                                                 ===========           ===========           ===========               =======
TOTAL RETURN(7)..............................         (27.99)%               11.77%                16.75%               (13.26)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................    $17,275,797           $39,060,502           $30,567,680               $36,969
Ratio of net expenses to average net assets:
  Before expense reimbursement...............           1.95%                 1.89%                 1.70%                 1.65%(3)
  After expense reimbursement................           1.95%                 1.89%                 1.65%                 1.39%(3)
  Including dividends on short positions.....           3.42%                 2.31%                 1.66%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............          (1.57)%               (0.46)%                2.09%                 3.50%(3)
  After expense reimbursement................          (1.57)%(8)            (0.46)%(8)             2.14%(8)              3.76%(3)
Portfolio turnover rate(5)...................              0%                1,476%                1,736%                  851%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was (1.15%), (0.16%) and 2.15%, respectively.

(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was ($0.49), ($0.08) and $1.03, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                               DOW 30 PLUS FUND
                                               ---------------------------------------------------------------------------------
                                                                                INVESTOR CLASS
                                               ---------------------------------------------------------------------------------
                                                 Year Ended          Year Ended           Year Ended        December 2, 1999(1)
                                               August 31, 2003   August 31, 2002(8)   August 31, 2001(8)   to August 31, 2000(8)
                                               ---------------   ------------------   ------------------   ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........    $     25.56        $     31.04           $     37.28           $     40.00
                                                 -----------        -----------           -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)..............           0.11               0.04                  0.12                  0.04
Net realized and unrealized gain (loss) on
  investments(6).............................           2.27              (5.44)                (6.36)                (2.76)
                                                 -----------        -----------           -----------           -----------
    Total from investment operations.........           2.38              (5.40)                (6.24)                (2.72)
                                                 -----------        -----------           -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.........          (0.03)             (0.08)                   --                    --
Distributions from realized gains............             --                 --                    --                    --
                                                 -----------        -----------           -----------           -----------
    Total distributions......................          (0.03)             (0.08)                   --                    --
                                                 -----------        -----------           -----------           -----------
NET ASSET VALUE, END OF PERIOD...............    $     27.91        $     25.56           $     31.04           $     37.28
                                                 ===========        ===========           ===========           ===========
TOTAL RETURN(7)..............................           9.32%            (17.45)%              (16.74)%               (6.80)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................    $32,616,434        $53,986,006           $16,549,599           $18,509,233
Ratio of net expenses to average net assets:
  Before expense reimbursement...............           1.75%              1.70%(9)              1.55%                 1.52%(3)
  After expense reimbursement................           1.75%              1.70%(9)              1.50%                 1.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............           0.43%              0.15%(9)              0.35%                 0.16%(3)
  After expense reimbursement................           0.43%              0.15%(9)              0.40%                 0.18%(3)
Portfolio turnover rate(5)...................            979%               983%                1,415%                1,606%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

(9) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                    For a fund share outstanding
                                                       throughout the period

POTOMAC FUNDS

                                                               DOW 30/SHORT FUND        WARWICK FUND
                                                              -------------------    -------------------
                                                                INVESTOR CLASS         INVESTOR CLASS
                                                              -------------------    -------------------
                                                              November 5, 2002(1)    November 1, 2002(1)
                                                              to August 31, 2003     to August 31, 2003
                                                              -------------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................      $    50.00             $     20.00
                                                                  ----------             -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................           (0.91)(9)               (0.12)
Net realized and unrealized gain (loss) on investments(6)...           (4.20)                  (1.24)
                                                                  ----------             -----------
    Total from investment operations........................           (5.11)                  (1.36)
                                                                  ----------             -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................              --                      --
Distributions from realized gains...........................              --                      --
                                                                  ----------             -----------
    Total distributions.....................................              --                      --
                                                                  ----------             -----------
NET ASSET VALUE, END OF PERIOD..............................      $    44.89             $     18.64
                                                                  ==========             ===========
TOTAL RETURN(7).............................................          (10.22)%(2)              (6.80)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................      $2,958,136             $28,128,648
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................            2.78%(3)                1.88%(3)
  After expense reimbursement...............................            1.87%(3)                1.88%(3)
  Including dividends on short positions....................            3.92%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................           (3.20)%(3)              (0.75)%(3)
  After expense reimbursement...............................           (2.29)%(3,8)            (0.75)%(3)
Portfolio turnover rate(5)..................................           5,475%                      0%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was (0.93%).

(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was ($0.37).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                   For a fund share outstanding throughout the
                                                     period
POTOMAC FUNDS

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                               -------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                               -------------------------------------------------------------------------
                                               Year Ended       Year Ended       Year Ended    Year Ended    Year Ended
                                               August 31,       August 31,       August 31,    August 31,    August 31,
                                                  2003             2002             2001          2000          1999
                                               -----------      -----------      -----------   -----------   -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........  $      1.00      $      1.00      $      1.00   $      1.00   $      1.00
                                               -----------      -----------      -----------   -----------   -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)..............           --(3)          0.01             0.04          0.05          0.04
Net realized and unrealized gain (loss) on
  investments................................           --               --               --            --            --
                                               -----------      -----------      -----------   -----------   -----------
    Total from investment operations.........           --             0.01             0.04          0.05          0.04
                                               -----------      -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.........           --(3)         (0.01)           (0.04)        (0.05)        (0.04)
Distributions from realized gains............           --               --               --            --            --
                                               -----------      -----------      -----------   -----------   -----------
    Total distributions......................           --            (0.01)           (0.04)        (0.05)        (0.04)
                                               -----------      -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD...............  $      1.00      $      1.00      $      1.00   $      1.00   $      1.00
                                               ===========      ===========      ===========   ===========   ===========
TOTAL RETURN(2)..............................         0.33%            1.02%            4.45%         5.01%         3.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................  $21,386,548      $50,803,391      $61,138,254   $16,402,144   $50,222,733
Ratio of net expenses to average net assets:
  Before expense reimbursement...............         1.16%            1.03%            1.04%         1.03%         1.20%
  After expense reimbursement................         1.00%            0.99%            1.00%         1.00%         0.99%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............         0.22%            1.02%            4.29%         4.93%         3.68%
  After expense reimbursement................         0.38%            1.06%            4.33%         4.96%         3.89%

(1) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(3) Amount is less than $0.01 per share.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                AUGUST 31, 2003

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Dow 30/Short Fund, Warwick Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Dow 30/Short Fund commenced operations on November 5, 2002, and the Warwick Fund commenced operations on November 1, 2002.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Dow 30/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Dow. The objective of the Warwick Fund is to seek capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium to large-capitalization companies and technology-based companies, including securities of companies included in the NASDAQ Index or the CBS Marketwatch Index ("Marketwatch 75"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Investor Class shares, except for Investor Class shares of the Warwick Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Investor Class shares of the Warwick Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of the Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Warwick Fund's, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund's average daily net assets. For the year ended August 31, 2003, the expense limit on total annual operating expenses was 1.75% for the Plus Funds and 1.95% for the Short Funds. The Board has authorized the Warwick Fund's Investor Class shares to pay Rule 12b-1 fees equal to 0.25% of Investor Class average daily net assets. During the year ended August 31, 2003, the Advisor Class shares ceased operations and are no longer being offered. The Broker Class shares of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund converted to Investor Class shares on August 22, 2003. The Broker Class shares are no longer being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund, Dow 30/Short Fund and the Warwick Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended August 31, 2003 and the fiscal year ended August 31, 2002 were as follows:

                                              U.S. PLUS FUND                           U.S./SHORT FUND
                                  --------------------------------------    --------------------------------------
                                       YEAR ENDED             YEAR ENDED         YEAR ENDED             YEAR ENDED
                                  AUGUST 31, 2003        AUGUST 31, 2002    AUGUST 31, 2003        AUGUST 31, 2002
                                  ---------------    -------------------    ---------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $      --       $                --       $      --       $            49,941
  Advisor Class                             --                        --              --                        --
  Broker Class                              --                        --              --                        --
LONG-TERM CAPITAL GAIN
  Investor Class                            --                        --              --                        --
  Advisor Class                             --                        --              --                        --
  Broker Class                              --                        --              --                        --
                                     ---------       -------------------       ---------       -------------------
     TOTAL DISTRIBUTIONS PAID        $      --       $                --       $      --       $            49,941
                                     =========       ===================       =========       ===================

                                              OTC PLUS FUND                             OTC/SHORT FUND
                                  --------------------------------------    --------------------------------------
                                       YEAR ENDED             YEAR ENDED         YEAR ENDED             YEAR ENDED
                                  AUGUST 31, 2003        AUGUST 31, 2002    AUGUST 31, 2003        AUGUST 31, 2002
                                  ---------------    -------------------    ---------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $      --       $                --       $      --       $            36,513
  Advisor Class                             --                        --              --                        --
  Broker Class                              --                        --              --                        --
LONG-TERM CAPITAL GAIN
  Investor Class                            --                        --              --                        --
  Advisor Class                             --                        --              --                        --
  Broker Class                              --                        --              --                        --
                                     ---------       -------------------       ---------       -------------------
     TOTAL DISTRIBUTIONS PAID        $      --       $                --       $      --       $            36,513
                                     =========       ===================       =========       ===================

                                           SMALL CAP PLUS FUND                       SMALL CAP/SHORT FUND
                                  --------------------------------------    --------------------------------------
                                       YEAR ENDED             YEAR ENDED         YEAR ENDED             YEAR ENDED
                                  AUGUST 31, 2003        AUGUST 31, 2002    AUGUST 31, 2003        AUGUST 31, 2002
                                  ---------------    -------------------    ---------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $      --       $           520,652       $3,734,361      $         4,569,968
  Advisor Class                             --                    11,452              --                        --
  Broker Class                              --                    28,670              --                        --
LONG-TERM CAPITAL GAIN
  Investor Class                            --                        --         415,372                   855,606
  Advisor Class                             --                        --              --                        --
  Broker Class                              --                        --              --                        --
                                     ---------       -------------------       ---------       -------------------
     TOTAL DISTRIBUTIONS PAID        $      --       $           560,774       $4,149,733      $         5,425,574
                                     =========       ===================       =========       ===================

                                                                                                DOW 30/
                                                             DOW 30 PLUS FUND                 SHORT FUND
                                                  --------------------------------------    ---------------
                                                       YEAR ENDED             YEAR ENDED       PERIOD ENDED
                                                  AUGUST 31, 2003        AUGUST 31, 2002    AUGUST 31, 2003
                                                  ---------------    -------------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                     $  13,390       $            34,554        $      --
  Advisor Class                                             --                        --               --
  Broker Class                                              --                       771               --
LONG-TERM CAPITAL GAIN
  Investor Class                                            --                        --               --
  Advisor Class                                             --                        --               --
  Broker Class                                              --                        --               --
                                                     ---------       -------------------        ---------
     TOTAL DISTRIBUTIONS PAID                        $  13,390       $            35,325        $      --
                                                     =========       ===================        =========

                                                  WARWICK FUND         U.S. GOVERNMENT MONEY MARKET FUND
                                                 ---------------    ----------------------------------------
                                                    PERIOD ENDED             YEAR ENDED           YEAR ENDED
                                                 AUGUST 31, 2003        AUGUST 31, 2003      AUGUST 31, 2002
                                                 ---------------    -------------------      ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                    $      --       $           121,180         $ 566,177
  Advisor Class                                            --                     1,226            33,051
  Broker Class                                             --                     2,117            29,024
LONG-TERM CAPITAL GAIN
  Investor Class                                           --                        --                --
  Advisor Class                                            --                        --                --
  Broker Class                                             --                        --                --
                                                    ---------       -------------------         ---------
     TOTAL DISTRIBUTIONS PAID                       $      --       $           124,523         $ 628,252
                                                    =========       ===================         =========

As of August 31, 2003, the components of distributable earnings were as follows:

                                                 U.S. PLUS      U.S./SHORT        OTC PLUS       OTC/SHORT
                                                      FUND            FUND            FUND            FUND
                                              ------------    ------------    ------------    ------------
Cost basis of investments for federal
  income tax purposes                         $  4,726,168    $  9,592,319    $ 61,862,997    $  5,845,319
                                              ------------    ------------    ------------    ------------
Unrealized Appreciation                                 --              --              --              --
Unrealized Depreciation                         (1,595,758)             --     (33,519,100)             --
                                              ------------    ------------    ------------    ------------
Net unrealized appreciation/(depreciation)      (1,595,758)             --     (33,519,100)             --
                                              ------------    ------------    ------------    ------------
Undistributed ordinary income/(loss)                    --              --              --              --
Undistributed long-term gain/(loss)                     --              --              --              --
                                              ------------    ------------    ------------    ------------
Distributable earnings                                  --              --              --              --
                                              ------------    ------------    ------------    ------------
Other accumulated gain/(loss)                  (31,458,210)     (8,586,785)    (65,339,433)    (22,806,616)
                                              ------------    ------------    ------------    ------------
Total accumulated gain/(loss)                 $(33,053,968)   $ (8,586,785)   $(98,858,533)   $(22,806,616)
                                              ============    ============    ============    ============

                                             SMALL CAP PLUS        SMALL CAP/SHORT     DOW 30 PLUS           DOW 30/SHORT
                                                       FUND                   FUND            FUND                   FUND
                                        -------------------    -------------------    ------------    -------------------
Cost basis of investments for
  federal income tax purposes           $        44,963,994    $        16,187,038    $ 55,331,134    $         1,923,460
                                        -------------------    -------------------    ------------    -------------------
Unrealized Appreciation                                  --                     --              --                     --
Unrealized Depreciation                                  --                     --     (22,117,474)                    --
                                        -------------------    -------------------    ------------    -------------------
Net unrealized
  appreciation/(depreciation)                            --                     --     (22,117,474)                    --
                                        -------------------    -------------------    ------------    -------------------
Undistributed ordinary income/(loss)                     --                     --         104,004                     --
Undistributed long-term gain/(loss)                      --                     --              --                     --
                                        -------------------    -------------------    ------------    -------------------
Distributable earnings                                   --                     --         104,004                     --
                                        -------------------    -------------------    ------------    -------------------
Other accumulated gain/(loss)                   (26,730,452)           (10,513,424)     (6,370,651)            (2,478,051)
                                        -------------------    -------------------    ------------    -------------------
Total accumulated gain/(loss)           $       (26,730,452)   $       (10,513,424)   $(28,384,121)   $        (2,478,051)
                                        ===================    ===================    ============    ===================

                                                                                   U.S. GOVERNMENT
                                                                    WARWICK           MONEY MARKET
                                                                       FUND                   FUND
                                                                -----------    -------------------
Cost basis of investments for federal income tax purposes       $27,977,596    $        19,309,537
                                                                -----------    -------------------
Unrealized Appreciation                                                  --                     --
Unrealized Depreciation                                                  --                     --
                                                                -----------    -------------------
Net unrealized appreciation/(depreciation)                               --                     --
                                                                -----------    -------------------
Undistributed ordinary income/(loss)                                     --                 13,645
Undistributed long-term gain/(loss)                                      --                     --
                                                                -----------    -------------------
Distributable earnings                                                   --                 13,645
                                                                -----------    -------------------
Other accumulated gain/(loss)                                    (2,118,904)                (2,777)
                                                                -----------    -------------------
Total accumulated gain/(loss)                                   $(2,118,904)   $            10,868
                                                                ===========    ===================

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                            U.S. PLUS FUND*                     U.S./SHORT FUND
                                   ---------------------------------   ---------------------------------
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                   ---------------   ---------------   ---------------   ---------------
INVESTOR CLASS:
Shares sold                           7,658,439         12,024,097        8,458,006         3,795,253
Shares issued to holders in
  reinvestment of dividends                  --                 --               --             1,371
Shares redeemed                      (9,577,529)       (10,280,077)      (8,337,165)       (4,145,494)
Shares converted from Broker
  Class                                  18,152                 --               --                --
                                     ----------        -----------       ----------        ----------
  Net increase (decrease)            (1,900,938)         1,744,020          120,841          (348,870)
                                     ----------        -----------       ----------        ----------
ADVISOR CLASS:
Shares sold                             491,055          1,680,243          372,543         2,256,588
Shares issued to holders in
  reinvestment of dividends                  --                 --               --                --
Shares redeemed                        (524,235)        (1,684,047)        (372,550)       (2,256,593)
                                     ----------        -----------       ----------        ----------
  Net increase (decrease)               (33,180)            (3,804)              (7)               (5)
                                     ----------        -----------       ----------        ----------
BROKER CLASS:
Shares sold                               7,889             13,574
Shares issued to holders in
  reinvestment of dividends                  --                 --
Shares redeemed                          (2,708)           (13,257)
Shares converted to Investor
  Class                                 (18,714)                --
                                     ----------        -----------
  Net increase (decrease)               (13,533)               317
                                     ----------        -----------
Total net increase (decrease)
  from capital share transactions    (1,947,651)         1,740,533          120,834          (348,875)
                                     ==========        ===========       ==========        ==========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                            OTC PLUS FUND*                        OTC/SHORT FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2003    AUGUST 31, 2002    AUGUST 31, 2003    AUGUST 31, 2002
                                  ---------------    ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                           9,089,603         7,517,869          11,123,021         12,495,760
Shares issued to holders in
  reinvestment of dividends                  --                --                  --              1,974
Shares redeemed                     (10,585,737)       (6,033,223)        (10,675,556)       (12,519,246)
Shares converted from Broker
  Class                                   9,331                --                  --                 --
                                    -----------        ----------         -----------        -----------
  Net increase (decrease)            (1,486,803)        1,484,646             447,465            (21,512)
                                    -----------        ----------         -----------        -----------
ADVISOR CLASS:
Shares sold                              18,380           159,192
Shares issued to holders in
  reinvestment of dividends                  --                --
Shares redeemed                         (29,034)         (152,004)
                                    -----------        ----------
  Net increase (decrease)               (10,654)            7,188
                                    -----------        ----------
BROKER CLASS:
Shares sold                                 466            14,251
Shares issued to holders in
  reinvestment of dividends                  --                --
Shares redeemed                          (3,543)           (8,777)
Shares converted to Investor
  Class                                  (9,474)               --
                                    -----------        ----------
  Net increase (decrease)               (12,551)            5,474
                                    -----------        ----------
Total net increase (decrease)
  from capital share
  transactions                       (1,510,008)        1,497,308             447,465            (21,512)
                                    ===========        ==========         ===========        ===========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                     SMALL CAP PLUS FUND*                  SMALL CAP/SHORT FUND
                              -----------------------------------   -----------------------------------
                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                               AUGUST 31, 2003    AUGUST 31, 2002    AUGUST 31, 2003    AUGUST 31, 2002
                              -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                       13,304,376         10,792,093         17,424,237         24,261,515
Shares issued to holders in
  reinvestment of dividends               --             11,159             63,094              6,102
Shares redeemed                  (12,198,626)       (10,794,236)       (17,727,711)       (24,109,342)
Shares converted from Broker
  Class                               20,475                 --                 --                 --
                                 -----------        -----------        -----------        -----------
  Net increase (decrease)          1,126,225              9,016           (240,380)           158,275
                                 -----------        -----------        -----------        -----------
ADVISOR CLASS:
Shares sold                          135,198            677,022
Shares issued to holders in
  reinvestment of dividends               --                226
Shares redeemed                     (148,807)          (665,324)
                                 -----------        -----------
  Net increase (decrease)            (13,609)            11,924
                                 -----------        -----------
BROKER CLASS:
Shares sold                            1,991          3,555,782
Shares issued to holders in
  reinvestment of dividends               --                 12
Shares redeemed                     (293,003)        (3,245,421)
Shares converted to Investor
  Class                              (20,768)                --
                                 -----------        -----------
  Net increase (decrease)           (311,780)           310,373
                                 -----------        -----------
Total net increase
  (decrease) from capital
  share transactions                 800,836            331,313           (240,380)           158,275
                                 ===========        ===========        ===========        ===========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                                        DOW 30 PLUS FUND*           DOW 30/SHORT FUND
                                                ---------------------------------   -----------------
                                                  YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                AUGUST 31, 2003   AUGUST 31, 2002    AUGUST 31, 2003
                                                ---------------   ---------------   -----------------
INVESTOR CLASS:
Shares sold                                        12,143,120        13,149,617         4,415,347
Shares issued to holders in reinvestment of
  dividends                                               511               765                --
Shares redeemed                                   (13,106,632)      (11,571,052)       (4,349,448)
Shares converted from Broker Class                     18,812                --                --
                                                  -----------       -----------        ----------
  Net increase (decrease)                            (944,189)        1,579,330            65,899
                                                  -----------       -----------        ----------
ADVISOR CLASS:
Shares sold                                           922,961         3,459,354
Shares issued to holders in reinvestment of
  dividends                                                --                --
Shares redeemed                                      (928,193)       (3,457,411)
                                                  -----------       -----------
  Net increase (decrease)                              (5,232)            1,943
                                                  -----------       -----------
BROKER CLASS:
Shares sold                                             4,507            23,141
Shares issued to holders in reinvestment of
  dividends                                                --                25
Shares redeemed                                        (4,289)           (4,333)
Shares converted to Investor Class                    (19,205)               --
                                                  -----------       -----------
  Net increase (decrease)                             (18,987)           18,833
                                                  -----------       -----------
Total net increase (decrease) from capital
  share transactions                                 (968,408)        1,600,106            65,899
                                                  ===========       ===========        ==========

* Capital share transactions restated to reflect a 1 for 4 reverse stock split which occurred on April 14, 2003.

                                                                              U.S. GOVERNMENT
                                                   WARWICK FUND              MONEY MARKET FUND
                                                  ---------------    ----------------------------------
                                                   PERIOD ENDED        YEAR ENDED         YEAR ENDED
                                                  AUGUST 31, 2003    AUGUST 31, 2003    AUGUST 31, 2002
                                                  ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                                          2,022,000         549,844,726       1,148,146,926
Shares issued to holders in reinvestment of
  dividends                                                 --             100,322             471,364
Shares redeemed                                       (512,549)       (582,638,335)     (1,158,953,153)
Shares converted from Broker Class                          --           3,276,444                  --
                                                     ---------        ------------      --------------
  Net increase (decrease)                            1,509,451         (29,416,843)        (10,334,863)
                                                     ---------        ------------      --------------
ADVISOR CLASS:
Shares sold                                                             36,891,762         182,001,633
Shares issued to holders in reinvestment of
  dividends                                                                  1,033              28,199
Shares redeemed                                                        (43,786,703)       (194,446,485)
                                                                      ------------      --------------
  Net increase (decrease)                                               (6,893,908)        (12,416,653)
                                                                      ------------      --------------
BROKER CLASS:
Shares sold                                                              8,117,638         142,481,299
Shares issued to holders in reinvestment of
  dividends                                                                  1,960              26,942
Shares redeemed                                                         (7,910,523)       (154,935,587)
Shares converted to Investor Class                                      (3,276,444)                 --
                                                                      ------------      --------------
  Net increase (decrease)                                               (3,067,369)        (12,427,346)
                                                                      ------------      --------------
Total net increase (decrease) from capital
  share transactions                                 1,509,451         (39,378,120)        (35,178,862)
                                                     =========        ============      ==============

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2003, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                                                                                                             SMALL CAP
                         U.S. PLUS FUND   U.S./SHORT FUND      OTC PLUS FUND    OTC/SHORT FUND               PLUS FUND
                         --------------   ---------------      -------------    --------------            ------------
Purchases                 $ 16,304,700     $ 30,184,771        $142,841,684      $107,623,207                       --
Sales                     $ 42,003,945     $ 30,942,468        $172,046,386      $106,631,841               $4,969,028

                            SMALL CAP/            DOW 30/           DOW 30/            WARWICK      U.S. GOVERNMENT
                            SHORT FUND          PLUS FUND        SHORT FUND               FUND    MONEY MARKET FUND
                            ----------       ------------       -----------       ------------    -----------------
Purchases                           --       $239,009,822       $12,748,532       $471,956,874                   --
Sales                               --       $253,056,876       $12,831,221       $469,837,970                   --

There were no purchases or sales of long-term U.S. Government Securities.

Transactions in futures contracts for the period ended August 31, 2003, for the following Funds were as follows:

                                               U.S. PLUS FUND                  U.S./SHORT FUND
                                       ------------------------------   ------------------------------
                                       NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------   ---------   ------------------
Outstanding at beginning of year               7      $   1,603,031            --      $         --
Contracts opened                             697        157,568,349           152        34,468,384
Contracts closed                            (702)      (158,676,321)         (145)      (32,705,052)
                                       ---------      -------------     ---------      ------------
Outstanding at end of year                     2      $     495,059             7      $  1,763,332
                                       =========      =============     =========      ============

                                               OTC PLUS FUND                    OTC/SHORT FUND
                                       ------------------------------   ------------------------------
                                       NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------   ---------   ------------------
Outstanding at beginning of year             189      $  19,563,351            --      $         --
Contracts opened                           1,730        182,098,500           206        22,597,827
Contracts closed                          (1,855)      (193,529,613)         (202)      (22,062,359)
                                       ---------      -------------     ---------      ------------
Outstanding at end of year                    64      $   8,132,238             4      $    535,468
                                       =========      =============     =========      ============

                                            SMALL CAP PLUS FUND              SMALL CAP/SHORT FUND
                                       ------------------------------   ------------------------------
                                       NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------   ---------   ------------------
Outstanding at beginning of year              16      $   3,153,072             5      $    976,272
Contracts opened                             964        198,975,463           393        77,609,419
Contracts closed                            (953)      (195,600,864)         (397)      (78,340,186)
                                       ---------      -------------     ---------      ------------
Outstanding at end of year                    27      $   6,527,671             1      $    245,505
                                       =========      =============     =========      ============

                                              DOW 30 PLUS FUND                 DOW 30/SHORT FUND
                                       -------------------------------   ------------------------------
                                       NUMBER OF        AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                       CONTRACTS    VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                       ---------   -------------------   ---------   ------------------
Outstanding at beginning of year             208   $        18,480,716          --      $         --
Contracts opened                           1,935           164,888,284          64         3,294,945
Contracts closed                          (2,035)         (173,325,734)        (64)       (3,294,945)
                                       ---------   -------------------   ---------      ------------
Outstanding at end of year                   108   $        10,043,266          --      $         --
                                       =========   ===================   =========      ============

Transactions in short futures contracts for the period ended August 31, 2003, for the following Funds were as follows:

                                                  U.S. PLUS FUND                     U.S./SHORT FUND
                                         --------------------------------    --------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                         ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                --    $                --            6    $         1,218,373
Contracts opened                                67             15,221,049          375             82,525,863
Contracts closed                               (67)           (15,221,049)        (381)           (83,744,236)
                                         ---------    -------------------    ---------    -------------------
Outstanding at end of year                      --    $                --           --    $                --
                                         =========    ===================    =========    ===================

                                                  OTC/SHORT FUND                   SMALL CAP PLUS FUND
                                         --------------------------------    -------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    -------------------    ---------   -------------------
Outstanding at beginning of year                11    $         1,049,951           --   $                --
Contracts opened                               358             37,569,614          188            41,350,304
Contracts closed                              (369)           (38,619,565)        (188)          (41,350,304)
                                         ---------    -------------------    ---------   -------------------
Outstanding at end of year                      --    $                --           --   $                --
                                         =========    ===================    =========   ===================

                                               SMALL CAP/SHORT FUND                 DOW 30 PLUS FUND
                                         --------------------------------    -------------------------------
                                         NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                         CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                         ---------    -------------------    ---------   -------------------
Outstanding at beginning of year                --    $                --           --   $                --
Contracts opened                               707            143,780,794           29             2,462,970
Contracts closed                              (707)          (143,780,794)         (29)           (2,462,970)
                                         ---------    -------------------    ---------   -------------------
Outstanding at end of year                      --    $                --           --   $                --
                                         =========    ===================    =========   ===================

                                                                       DOW 30/SHORT FUND
                                                                --------------------------------
                                                                NUMBER OF         AGGREGATE FACE
                                                                CONTRACTS     VALUE OF CONTRACTS
                                                                ---------    -------------------
Outstanding at beginning of year                                       --    $                --
Contracts opened                                                      500             42,648,957
Contracts closed                                                     (497)           (42,372,820)
                                                                ---------    -------------------
Outstanding at end of year                                              3    $           276,137
                                                                =========    ===================

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2003, the following funds deferred, on a tax basis, post-October losses of:

FUND                                                            POST-OCTOBER LOSSES
----                                                            -------------------
U.S. Plus Fund..............................................    $         5,785,228
U.S./Short Fund.............................................              2,560,278
OTC Plus Fund...............................................              6,116,137
OTC/Short Fund..............................................                962,695
Small Cap Plus Fund.........................................                925,938
Small Cap/Short Fund........................................              9,890,466
Dow 30 Plus Fund............................................                737,216
Dow 30/Short Fund...........................................              2,308,285
Warwick Fund................................................              2,118,904

These amounts may be used to offset future capital gains.

At August 31, 2003, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009, $5,449,982 expiring in 2010 and $18,637,665 expiring in 2011. The U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008, $574,553 expiring in 2009 and $351,678 expiring in 2011. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009, $25,356,444 expiring in 2010 and $22,579,774 expiring in 2011. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008, $975,355 expiring in 2009, $304,294 expiring in 2010 and $1,011,686 expiring in
2011. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009, $14,079,627 expiring in 2010 and $12,679,111 expiring in 2011. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009, $1,065,227 expiring in 2010 and $4,097,289 expiring in 2011. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $781 expiring in 2009, $1,619 expiring in 2010 and $377 expiring in 2011. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. In addition, the Advisor has entered into a sub-advisory agreement relating to the Warwick Fund whereby the sub-advisor will direct investment activities of the Warwick Fund. The Advisor pays, out of the management fee it receives from the Warwick Fund, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the year ended August 31, 2003, the Advisor agreed to pay all operating expenses (excluding dividends on short positions and interest expenses relating to swap contracts), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the year ended August 31, 2003, the Advisor paid the following expenses by class:

                                       U.S. PLUS FUND   U.S./SHORT FUND   OTC PLUS FUND   OTC/SHORT FUND
                                       --------------   ---------------   -------------   --------------
INVESTOR CLASS:

Annual Advisory rate                         0.75%             0.90%           0.75%            0.90%
Annual cap on expenses:                      1.75%             1.95%           1.75%            1.95%
Expenses paid in excess of annual cap
  on expenses -- 2003                      $   --           $    --           $  --           $9,438
Voluntary waiver -- 2003                   $   --           $    --           $  --           $   --
Advisor expense waiver
  recovery -- 2003                         $4,536           $26,978           $  --           $   --

ADVISOR CLASS:

Annual Advisory rate                         0.75%             0.90%           0.75%
Annual cap on expenses:                      2.75%             2.95%           2.75%
Expenses paid in excess of annual cap
  on expenses -- 2003                      $   --           $    --           $  --
Voluntary waiver -- 2003                   $  325           $    --           $ 330
Advisor expense waiver
  recovery -- 2003                         $   36           $   330           $  --

BROKER CLASS:

Annual Advisory rate                         0.75%                             0.75%
Annual cap on expenses:                      2.50%                             2.50%
Expenses paid in excess of annual cap
  on expenses -- 2003                      $   --                             $  --
Voluntary waiver -- 2003                   $  950                             $ 612
Advisor expense waiver
  recovery -- 2003                         $  102                             $  --

                                                                                                        U.S.
                                                                                                     GOVERNMENT
                                        SMALL CAP   SMALL CAP/    DOW 30      DOW 30/     WARWICK   MONEY MARKET
                                        PLUS FUND   SHORT FUND   PLUS FUND   SHORT FUND    FUND         FUND
                                        ---------   ----------   ---------   ----------   -------   ------------
INVESTOR CLASS:

Annual Advisory rate                       0.75%       0.90%        0.75%        0.90%      1.00%        0.50%
Annual cap on expenses:                    1.75%       1.95%        1.75%        1.95%      2.00%        1.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $  --       $  --        $  --      $27,563      $  --      $50,545
Voluntary waiver -- 2003                  $  --       $  --        $  --      $ 2,498      $  --      $   243
Advisor expense waiver
  recovery -- 2003                        $  --       $  --        $  --      $    --      $  --      $    --

ADVISOR CLASS:

Annual Advisory rate                       0.75%                    0.75%                                0.50%
Annual cap on expenses:                    2.75%                    2.75%                                2.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $  --                    $  --                              $ 4,585
Voluntary waiver -- 2003                  $  --                    $  --                              $17,069
Advisor expense waiver
  recovery -- 2003                        $  --                    $  --                              $    --

BROKER CLASS:

Annual Advisory rate                       0.75%                    0.75%                                0.50%
Annual cap on expenses:                    2.50%                    2.50%                                2.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $  --                    $  --                              $ 8,855
Voluntary waiver -- 2003                  $  --                    $ 160                              $39,843
Advisor expense waiver
  recovery -- 2003                        $  --                    $  --                              $    --

Remaining expenses subject to potential recovery expiring in:

                                                                                                         SMALL
                     U.S.                 U.S./                 OTC                 OTC/                  CAP
                     PLUS                 SHORT                PLUS                 SHORT                PLUS
                     FUND                 FUND                 FUND                 FUND                 FUND
                    -------              -------              -------              -------              -------
2004                $    --              $42,007                $--                $28,654                $--
2005                $29,439              $18,074                $--                $    --                $--
2006                $    --              $    --                $--                $ 2,313                $--

                                                                                                        U.S.
                                SMALL                                                                GOVERNMENT
                                CAP/            DOW 30           DOW 30/                               MONEY
                                SHORT            PLUS             SHORT            WARWICK             MARKET
                                FUND             FUND             FUND              FUND                FUND
                                -----           ------           -------           -------           ----------
2004                             $--             $--             $   --              $--              $30,774
2005                             $--             $--             $   --              $--              $16,023
2006                             $--             $--             $27,563             $--              $43,420

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, other than the Warwick Fund, which authorizes it to pay Rafferty Capital Markets, LLC (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class.

During the period ended August 31, 2003, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund, Small Cap/ Short Fund, Dow 30 Plus Fund and the Warwick Fund incurred expenses of $59,077, $71,557, $108,568, $51,158 and $68,184, respectively, pursuant to the 12b-1 Plan. During the period ended August 31, 2003, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund incurred expenses of $1,353, $2,017, $1,582, $1,890, $1,708 and
$27,930, respectively, pursuant to the 12b-1 Plan. During the period ended August 31, 2003, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund incurred expenses of $3,809, $2,931, $34,140, $4,413 and $53,835, respectively, pursuant to the 12b-1 Plan.

6. INDEX SWAP CONTRACTS

During the period ended August 31, 2003, the U.S. Plus Fund and Small Cap Plus Fund entered into long index swap contracts and the U.S./Short Fund, Small Cap/Short Fund and the Dow 30/Short Fund entered into short index swap contracts with Lehman Brothers Finance S.A. A long index swap contract entitles the Fund to receive from the counterparty any capital appreciation and dividends of the selected index, while obligating the Fund to pay the counterparty any capital depreciation of the selected index as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 20 basis points and LIBOR plus 35 basis points for the U.S. Plus Fund and Small Cap Plus Fund, respectively. A short index swap contract obligates the Fund to pay the counterparty any capital appreciation and dividends of the selected index, while entitling the Fund to receive from the counterparty any capital depreciation of the selected index as well as interest on the notional value of the contract at a rate equal to LIBOR less 10 basis points, LIBOR less 35 basis points, and LIBOR less 30 basis points for the U.S./Short Fund, Small Cap/Short Fund and Dow 30/Short Fund, respectively.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract, along with interest receivable on short index contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying index.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
Potomac Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Potomac Funds, comprising Potomac U.S. Plus Fund, Potomac U.S./Short Fund, Potomac OTC Plus Fund, Potomac OTC/Short Fund, Potomac Small Cap Plus Fund, Potomac Small Cap/Short Fund, Potomac Dow 30 Plus Fund, Potomac Dow 30/Short Fund, Potomac Warwick Fund and Potomac U.S. Government Money Market Fund (the "Funds") as of August 31, 2003, and the related statements of operations for the period then ended and statements of changes in net assets and financial highlights for the two years then ended (or since commencement of operations if less than one year). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods prior to August 31, 2002, were audited by other auditors whose report dated October 23, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Potomac Funds as of August 31, 2003, and the results of their operations for the year then ended and changes in net assets and financial highlights for the two years then ended (or since commencement of operations if less than one year), in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Milwaukee, Wisconsin
October 10, 2003

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              11
500 5th Ave. Suite 415       Board of          until removal or     Executive Officer of
    New York, NY        Trustees since 1997       resignation             Rafferty,
     10110-0001                                                    1997 -- present; Chief
       Age: 61                                                      Executive Officer of
                                                                     Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               11
    500 5th Ave.                               until removal or         Partners LLC,
      Suite 415                                   resignation       1998 -- present (NASD
    New York, NY                                                     Broker -- Dealer).
     10110-0001
       Age: 58
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
 INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
500 5th Ave. Suite 415
    New York, NY
     10110-0001
       Age: 61
----------------------  -------------------
   Jay F. Higgins*             None
    500 5th Ave.
      Suite 415
    New York, NY
     10110-0001
       Age: 58
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Kevin G. Boyle       Trustee since 2002    Lifetime of Trust     President, Kevin G.             11
     500 5th Ave.                              until removal or    Boyle Securities, Inc.,
       Suite 415                                  resignation         1981 -- present.
     New York, NY
      10110-0001
        Age: 54
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             11
     500 5th Ave.                              until removal or     Executive Officer of
       Suite 415                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
      10110-0001                                                    Trustee, The Opening
        Age: 59                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             11
     500 5th Ave.                              until removal or       1985 -- present;
       Suite 415                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
      10110-0001                                                      1987 -- present.
        Age: 60
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
    Kevin G. Boyle              None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 54
-----------------------  -------------------
    Daniel J. Byrne             None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 59

-----------------------  -------------------
 Gerald E. Shanley III          None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 60
-----------------------  -------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
       OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
     500 5th Ave.        Officer since 2003,                              Rafferty,
       Suite 415           President since                            1999 -- present;
     New York, NY               1999                                 Portfolio Manager,
      10110-0001                                                      Hermitage Capital
        Age: 35                                                          Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagen        Vice President          One year           Vice President of
  100 S. Royal Street        since 2001;                                  Rafferty,
 Alexandria, VA 22314      Chief Financial                            1997 -- present.
        Age: 60          Officer 1997 --2001
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
     500 5th Ave.          President since                                Rafferty,
       Suite 415                1997                                  1997 -- present.
     New York, NY
      10110-0001
        Age: 59
------------------------------------------------------------------------------------------------------------------
    Mark D. Edwards        Vice President          One year           Vice President of
  100 S. Royal Street        since 2002;                                  Rafferty,
 Alexandria, VA 22314      Chief Financial                            1997 -- present.
        Age: 45                Officer
                         2001 -- 2002; Vice
                          President 1997 --
                                2001
------------------------------------------------------------------------------------------------------------------
     Jesse J. Noel         Chief Financial         One year            Assistant Vice
  100 S. Royal Street    Officer since 2002                        President of Rafferty,
 Alexandria, VA 22314                                              2000 -- present; Mutual
        Age: 33                                                     Fund Accountant, U.S.
                                                                   Bancorp Funds Services,
                                                                        1997 -- 1999.
------------------------------------------------------------------------------------------------------------------
    Robert J. Zutz         Secretary since         One year        Partner, Kirkpatrick &
1800 Massachusetts Ave.         1997                                  Lockhart LLP (law
 Washington, DC 20036                                                      firm).
        Age: 50
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis      Assistant Secretary       One year         Vice President, U.S.
   615 East Michigan         since 1997                            Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 29
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
       OFFICERS
   Daniel D. O'Neill            None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 35
-----------------------  -------------------
   Timothy P. Hagen             None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 60
-----------------------  -------------------
   Philip A. Harding            None
     500 5th Ave.
       Suite 415
     New York, NY
      10110-0001
        Age: 59
-----------------------  -------------------
    Mark D. Edwards             None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 45
-----------------------  -------------------
     Jesse J. Noel              None
  100 S. Royal Street
 Alexandria, VA 22314
        Age: 33
-----------------------  -------------------
    Robert J. Zutz              None
1800 Massachusetts Ave.
 Washington, DC 20036
        Age: 50
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 29
-----------------------  -------------------

 * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Funds currently offer for sale to the public 11 portfolios of the 42 currently registered with the SEC.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          500 5th Ave., Suite 415
          New York, NY 10110

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          111 East Kilbourn Avenue
          Milwaukee, WI 53202

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2003

                            [THE POTOMAC FUNDS LOGO]
                        100 South Royal Street, Suite 3
                           Alexandria, Virginia 22314

                           500 5th Avenue, Suite 415
                               New York, NY 10110

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

As of the end of the period August 31, 2003, the Potomac Funds have adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Potomac Funds has determined that Gerald E. Shanley III is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Shanley is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


(a)  Code of Ethics. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Registrant: Potomac Funds
                     --------------------

         By: /s/ Daniel D. O'Neill
             ----------------------------
                 Daniel D. O'Neill, President

         Date: 11/5/03
               --------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Daniel D. O'Neill
             ------------------------------
                 Daniel D. O'Neill, President

         Date: 11/5/03

         By: /s/ Jesse Noel
             ------------------------------
                 Jesse Noel, Treasurer

         Date: 11/5/03
               -------



                                                                               3